JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value

COMMON STOCKS - 40.1%

Aerospace & Defense - 0.5%
Arconic, Inc.	35,500	1,063,225
Astronics Corp.*	7,987	201,272
HEICO Corp.	4,564	558,771

		1,823,268

Airlines - 0.1%
Qantas Airways Ltd. (Australia)	100,045	424,170

Auto Components - 0.2%
Gentex Corp.	18,713	557,086

Banks - 0.6%
Citizens Financial Group, Inc.	18,636	694,750
First Citizens BancShares, Inc., Class A	1,399	737,021
Synovus Financial Corp.	19,037	666,676

		2,098,447

Biotechnology - 1.6%
Biogen, Inc.*	2,557	687,449
Ligand Pharmaceuticals, Inc.*	7,352	645,579
Ra Pharmaceuticals, Inc.*	94,995	4,452,416

		5,785,444

Building Products - 0.1%
Resideo Technologies, Inc.*	20,200	205,636

Capital Markets - 1.4%
Ameriprise Financial, Inc.	4,451	736,240
Bolsas y Mercados Espanoles SHMSF SA (Spain)	56,778	2,203,937
Brightsphere Investment Group, Inc.	60,740	559,415
E*TRADE Financial Corp.	16,383	698,244
Lazard Ltd., Class A	18,397	771,938

		4,969,774

Chemicals - 1.1%
DIC Corp. (Japan)	18,900	495,459
Eastman Chemical Co.	6,851	488,271
Ecolab, Inc.	8,200	1,608,102
Huntsman Corp.	20,810	427,853
Kronos Worldwide, Inc.	8,126	88,086
LyondellBasell Industries NV, Class A	8,124	632,535
Tokuyama Corp. (Japan)	7,000	177,527

		3,917,833

Commercial Services & Supplies - 0.7%
Brady Corp., Class A	8,394	464,776
Cimpress plc (Ireland)*	6,380	763,239
Deluxe Corp.	4,038	194,631
Herman Miller, Inc.	9,883	381,978
Pitney Bowes, Inc.	186,878	698,924

		2,503,548

Communications Equipment - 1.7%
Acacia Communications, Inc.*	74,648	5,117,121
Cisco Systems, Inc.	8,554	393,227
Ubiquiti, Inc.	3,940	643,875

		6,154,223

Construction & Engineering - 0.1%
Arcosa, Inc.	10,800	472,500

Construction Materials - 0.1%
Eagle Materials, Inc.	3,500	319,095

Consumer Finance - 0.4%
Navient Corp.	26,400	379,632
SLM Corp.	31,900	348,348
World Acceptance Corp.*	8,462	731,709

		1,459,689

Containers & Packaging - 0.1%
O-I Glass, Inc.	20,100	253,662

Distributors - 0.1%
LKQ Corp.*	7,900	258,211

Diversified Consumer Services - 0.1%
H&R Block, Inc.	18,853	437,390

Diversified Telecommunication Services - 1.9%
Zayo Group Holdings, Inc.*	190,819	6,630,960

Electric Utilities - 0.2%
Evergy, Inc.	11,713	845,210

Electrical Equipment - 1.7%
Eaton Corp. plc	23,760	2,244,607
OSRAM Licht AG (Germany)*	75,373	3,405,555
Regal Beloit Corp.	5,658	443,927

		6,094,089

Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	17,705	646,055
Dolby Laboratories, Inc., Class A	8,246	571,778
SYNNEX Corp.	7,600	1,046,976

		2,264,809

Energy Equipment & Services - 0.4%
Patterson-UTI Energy, Inc.	70,366	558,706
TechnipFMC plc (United Kingdom)	45,300	747,903

		1,306,609

Entertainment - 1.3%
Cineplex, Inc. (Canada)	120,450	3,073,596
Madison Square Garden Co. (The), Class A*	5,100	1,510,569

		4,584,165

Food & Staples Retailing - 0.3%
Lawson, Inc. (Japan)	9,300	538,268
Metcash Ltd. (Australia)	221,374	383,629

		921,897

Food Products - 0.1%
Ingredion, Inc.	5,218	459,184

Health Care Equipment & Supplies - 0.3%
Danaher Corp.	3,823	615,006
STERIS plc	3,540	533,443

		1,148,449

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc.*	7,700	247,401
Chemed Corp.	440	205,498
DaVita, Inc.*	9,906	791,192
Encompass Health Corp.	7,451	573,950
Magellan Health, Inc.*	4,700	344,087
Tenet Healthcare Corp.*	51,300	1,623,132

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value
UnitedHealth Group, Inc.	759	206,790

		3,992,050

Hotels, Restaurants & Leisure - 1.6%
Aramark	6,300	278,082
BJ’s Restaurants, Inc.	19,563	778,216
Bloomin’ Brands, Inc.	13,800	286,626
Cracker Barrel Old Country Store, Inc.	1,900	290,567
Dave & Buster’s Entertainment, Inc.	24,574	1,085,188
El Pollo Loco Holdings, Inc.*	19,500	268,710
Jack in the Box, Inc.	9,376	766,488
Koshidaka Holdings Co. Ltd. (Japan)	29,200	412,158
SeaWorld Entertainment, Inc.*	23,199	799,437
Twin River Worldwide Holdings, Inc.	29,527	786,895

		5,752,367

Household Durables - 0.6%
Electrolux AB, Series B (Sweden)	55,158	1,310,353
PulteGroup, Inc.	14,794	660,552

		1,970,905

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	30,563	647,019

		647,019

Industrial Conglomerates - 0.5%
Smiths Group plc (United Kingdom)	80,740	1,795,238

Insurance - 0.4%
Athene Holding Ltd., Class A*	15,805	688,466
MBIA, Inc.*	80,234	726,920

		1,415,386

Interactive Media & Services - 0.7%
Alphabet, Inc., Class A*	427	611,797
IAC/InterActiveCorp*	4,900	1,193,591
Yelp, Inc.*	21,422	698,357

		2,503,745

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	20,683	694,122
Quotient Technology, Inc.*	60,289	607,110

		1,301,232

IT Services - 0.5%
Alliance Data Systems Corp.	6,738	692,599
Otsuka Corp. (Japan)	15,900	620,019
Visa, Inc., Class A	2,957	588,354

		1,900,972

Leisure Products - 0.1%
Tomy Co. Ltd. (Japan)	46,900	507,268

Machinery - 2.2%
Allison Transmission Holdings, Inc.	11,004	486,377
CNH Industrial NV (United Kingdom)	82,300	775,266
Cummins, Inc.	2,526	404,084
DMG Mori Co. Ltd. (Japan)	10,700	147,396
Fortive Corp.	16,200	1,213,866
Ingersoll-Rand plc	10,500	1,398,915
JTEKT Corp. (Japan)	34,900	370,079
Meritor, Inc.*	39,331	861,742
Navistar International Corp.*	36,446	1,334,653
Trinity Industries, Inc.	33,731	685,751

		7,678,129

Media - 0.6%
iHeartMedia, Inc., Class A*	17,000	300,560
MSG Networks, Inc., Class A*	43,777	665,848
Omnicom Group, Inc.	6,221	468,503
Sinclair Broadcast Group, Inc., Class A	10,690	319,845
TEGNA, Inc.	17,500	295,750

		2,050,506

Metals & Mining - 0.7%
AK Steel Holding Corp.*	270,908	747,706
Regis Resources Ltd. (Australia)	143,089	438,633
Schnitzer Steel Industries, Inc., Class A	20,510	329,801
Steel Dynamics, Inc.	14,043	419,605
Tokyo Steel Manufacturing Co. Ltd. (Japan)	66,100	495,209

		2,430,954

Oil, Gas & Consumable Fuels - 1.3%
Green Plains, Inc.	11,790	147,021
HollyFrontier Corp.	24,812	1,114,555
Murphy Oil Corp.	27,234	570,825
Peabody Energy Corp.	6,800	45,968
Phillips 66	4,368	399,104
SFL Corp. Ltd. (Norway)	42,856	567,414
Tallgrass Energy LP, Class A	69,788	1,556,970

		4,401,857

Paper & Forest Products - 0.4%
Canfor Corp. (Canada)*	14,718	132,233
Domtar Corp.	19,866	691,734
Louisiana-Pacific Corp.	20,277	622,098

		1,446,065

Personal Products - 0.2%
USANA Health Sciences, Inc.*	9,648	595,282

Pharmaceuticals - 1.1%
Dermira, Inc.*	146,909	2,783,925
Horizon Therapeutics plc*	14,883	513,315
Johnson & Johnson	1,437	213,926
Pfizer, Inc.	11,499	428,223

		3,939,389

Professional Services - 0.8%
FTI Consulting, Inc.*	4,746	569,805
Meitec Corp. (Japan)	8,700	494,557
Nielsen Holdings plc	54,600	1,113,840
TechnoPro Holdings, Inc. (Japan)	7,200	476,759

		2,654,961

Real Estate Management & Development - 1.4%
Unizo Holdings Co. Ltd. (Japan)	98,000	4,983,490

Road & Rail - 0.2%
Hitachi Transport System Ltd. (Japan)	18,800	539,708

Semiconductors & Semiconductor Equipment - 2.6%
Cypress Semiconductor Corp.	266,201	6,210,469
Lam Research Corp.	1,823	543,637
Mellanox Technologies Ltd.*	8,655	1,046,390
MKS Instruments, Inc.	1,770	185,531
QUALCOMM, Inc.	8,547	729,145
Teradyne, Inc.	8,959	591,204

		9,306,376

Software - 2.4%
ForeScout Technologies, Inc.*	8,800	250,888
Instructure, Inc.*	111,668	5,453,865
Oracle Corp.	7,844	411,418
Progress Software Corp.	13,855	625,276
TiVo Corp.	81,900	596,232

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value
Verint Systems, Inc.*	21,500	1,247,000

		8,584,679

Specialty Retail - 2.9%
ABC-Mart, Inc. (Japan)	7,700	493,999
American Eagle Outfitters, Inc.	18,654	268,617
Best Buy Co., Inc.	3,520	298,109
Designer Brands, Inc., Class A	45,912	653,787
Dick’s Sporting Goods, Inc.	26,890	1,189,345
Genesco, Inc.*	15,668	616,066
Guess?, Inc.	33,762	718,793
Michaels Cos., Inc. (The)*	91,824	452,692
Tiffany & Co.	40,588	5,439,604

		10,131,012

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	656	203,039

Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	3,654	414,729
Wolverine World Wide, Inc.	21,735	686,174

		1,100,903

Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc.*	47,983	1,954,827
Triton International Ltd. (Bermuda)	18,516	695,276
WESCO International, Inc.*	18,617	901,249

		3,551,352

Water Utilities - 0.1%
AquaVenture Holdings Ltd.*	17,245	465,615

TOTAL COMMON STOCKS (Cost $134,065,040)		141,744,847

Investments	Principal Amount	Value

CONVERTIBLE BONDS - 6.3%

Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	148,000	158,035
0.60%, 8/1/2024	156,000	165,505
Exact Sciences Corp.
1.00%, 1/15/2025	116,000	168,997
0.38%, 3/15/2027	186,000	209,250
Intercept Pharmaceuticals, Inc.
3.25%, 7/1/2023	347,000	331,439
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	317,000	359,216
Medicines Co. (The)
2.50%, 1/15/2022	75,000	190,125
2.75%, 7/15/2023	106,000	184,573
Neurocrine Biosciences, Inc.
2.25%, 5/15/2024	198,000	286,360

		2,053,500

Capital Markets - 0.1%
Ares Capital Corp.
3.75%, 2/1/2022	151,000	154,179
4.63%, 3/1/2024	147,000	156,004

		310,183

Communications Equipment - 0.2%
Lumentum Holdings, Inc.
0.25%, 3/15/2024	235,000	331,901
Viavi Solutions, Inc.
1.00%, 3/1/2024	238,000	294,824

		626,725

Construction & Engineering - 0.1%
Dycom Industries, Inc.
0.75%, 9/15/2021	332,000	320,331

Diversified Consumer Services - 0.1%
Chegg, Inc.
0.13%, 3/15/2025(a)	313,000	334,190

Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.
2.25%, 6/15/2025	322,000	319,778

Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd.
3.00%, 1/31/2024	513,000	330,885

Entertainment - 0.2%
Liberty Media Corp.-Liberty Formula One
1.00%, 1/30/2023	243,000	326,178
Live Nation Entertainment, Inc.
2.50%, 3/15/2023	132,000	156,981
Zynga, Inc.
0.25%, 6/1/2024(a)	306,000	312,935

		796,094

Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.
3.88%, 1/15/2021	412,000	412,000
Extra Space Storage LP
3.13%, 10/1/2035(a)	353,000	429,127

		841,127

Health Care Equipment & Supplies - 0.3%
DexCom, Inc.
0.75%, 5/15/2022	72,000	175,455
0.75%, 12/1/2023	107,000	169,796
Insulet Corp.
1.38%, 11/15/2024	80,000	169,872
0.38%, 9/1/2026(a)	149,000	167,047
NuVasive, Inc.
2.25%, 3/15/2021	384,000	504,615

		1,186,785

Health Care Providers & Services - 0.1%
Anthem, Inc.
2.75%, 10/15/2042	77,000	284,130

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp.
5.00%, 10/1/2024	169,317	326,570

Interactive Media & Services - 0.3%
Momo, Inc. (China)
1.25%, 7/1/2025	327,000	300,586
Snap, Inc.
0.75%, 8/1/2026(a)	314,000	349,504
Twitter, Inc.
1.00%, 9/15/2021	163,000	159,198
0.25%, 6/15/2024	167,000	164,013

		973,301

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Principal Amount	Value

Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc.
0.35%, 6/15/2020	182,000	252,901
0.90%, 9/15/2021	182,000	200,309
Etsy, Inc.
0.13%, 10/1/2026(a)	363,000	339,099
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028	218,000	366,708

		1,159,017

IT Services - 0.3%
Akamai Technologies, Inc.
0.13%, 5/1/2025	140,000	161,333
0.38%, 9/1/2027(a)	159,000	162,902
Euronet Worldwide, Inc.
0.75%, 3/15/2049(a)	187,000	223,249
KBR, Inc.
2.50%, 11/1/2023	241,000	294,704
Okta, Inc.
0.13%, 9/1/2025(a)	317,000	320,487

		1,162,675

Life Sciences Tools & Services - 0.1%
Illumina, Inc.
0.50%, 6/15/2021	206,000	256,212
8/15/2023	145,000	152,250

		408,462

Machinery - 0.1%
Fortive Corp.
0.88%, 2/15/2022(a)	319,000	321,080

Media - 0.4%
Liberty Interactive LLC
1.75%, 9/30/2046(a)	218,000	341,103
Liberty Media Corp.
1.38%, 10/15/2023	239,000	322,081
2.13%, 3/31/2048(a)	405,000	425,170
2.25%, 12/1/2048(a)	137,000	156,824

		1,245,178

Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc.
4.25%, 3/15/2045	401,000	312,959

Pharmaceuticals - 0.3%
Horizon Pharma Investment Ltd.
2.50%, 3/15/2022	257,000	327,354
Jazz Investments I Ltd.
1.88%, 8/15/2021	200,000	203,246
Supernus Pharmaceuticals, Inc.
0.63%, 4/1/2023	397,000	360,916

		891,516

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
2.13%, 9/1/2026	61,000	361,216
Microchip Technology, Inc.
1.63%, 2/15/2025	56,000	111,989
1.63%, 2/15/2027	78,000	104,922
2.25%, 2/15/2037	75,000	101,399
ON Semiconductor Corp.
1.00%, 12/1/2020	157,000	204,846
1.63%, 10/15/2023	160,000	213,576
Silicon Laboratories, Inc.
1.38%, 3/1/2022	251,000	301,827
Synaptics, Inc.
0.50%, 6/15/2022	438,000	491,034
Teradyne, Inc.
1.25%, 12/15/2023	151,000	321,814

		2,212,623

Software - 1.4%
Atlassian, Inc.
0.63%, 5/1/2023	193,000	358,197
Coupa Software, Inc.
0.13%, 6/15/2025(a)	269,000	337,931
Guidewire Software, Inc.
1.25%, 3/15/2025	257,000	306,064
j2 Global, Inc.
1.75%, 11/1/2026(a)	162,000	166,455
3.25%, 6/15/2029	210,000	309,750
New Relic, Inc.
0.50%, 5/1/2023	326,000	318,899
Nuance Communications, Inc.
1.25%, 4/1/2025	149,000	171,695
1.00%, 12/15/2035	162,000	167,645
Palo Alto Networks, Inc.
0.75%, 7/1/2023	386,000	428,855
Proofpoint, Inc.
0.25%, 8/15/2024(a)	303,000	323,542
RingCentral, Inc.
3/15/2023	147,000	371,205
ServiceNow, Inc.
6/1/2022	152,000	380,285
Splunk, Inc.
0.50%, 9/15/2023	144,000	175,505
1.13%, 9/15/2025	141,000	177,572
Verint Systems, Inc.
1.50%, 6/1/2021	307,000	335,484
Workday, Inc.
0.25%, 10/1/2022	244,000	334,546
Zendesk, Inc.
0.25%, 3/15/2023	230,000	341,937

		5,005,567

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp.
1.50%, 2/1/2024(b)	332,000	332,622

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.
2.00%, 10/1/2023	439,000	420,913

TOTAL CONVERTIBLE BONDS (Cost $20,066,681)		22,176,211

Investments	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.9%
Chemicals - 0.1%
International Flavors & Fragrances, Inc.
6.00%, 9/15/2021 ($50 par value)	6,300	306,873

Electric Utilities - 0.2%
NextEra Energy, Inc.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value
4.87%, 9/1/2022 ($50 par value)	6,300	344,169
Southern Co. (The)
Series 2019, 6.75%, 8/1/2022 ($50 par value)	6,000	340,740

		684,909

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
Series A, 6.13%, 5/1/2020 ($50 par value)	5,300	347,415

Machinery - 0.2%
Colfax Corp.
5.75%, 1/15/2022 ($100 par value)	2,200	334,290
Stanley Black & Decker, Inc.
5.38%, 5/15/2020 ($100 par value)	3,000	313,650
5.25%, 11/15/2022 ($100 par value)	1,500	157,485

		805,425

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.
Series B, 7.00%, 9/1/2021 ($50 par value)	7,499	360,402
Sempra Energy
Series A, 6.00%, 1/15/2021 ($100 par value)	1,400	177,254
Series B, 6.75%, 7/15/2021 ($100 par value)	2,700	337,608

		875,264

Water Utilities - 0.1%
Aqua America, Inc.
6.00%, 4/30/2022 ($50 par value)	5,400	366,282

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,158,773)		3,386,168

Investments	Shares	Value

PREFERRED STOCKS - 0.1%
Multi-Utilities - 0.1%
Dominion Energy, Inc.,
Series A, 7.25%, 6/1/2022 ($100 par value) (Cost $321,575)	3,000	329,190

Investments	Principal Amount	Value
SHORT-TERM INVESTMENTS - 46.3%

FOREIGN GOVERNMENT TREASURY BILLS - 2.0%
Japan Treasury Bills (Japan) (0.26)%, 3/10/2020(c)(Cost $7,137,932) JPY	771,500,000	7,120,913

Investments	Shares	Value

INVESTMENT COMPANIES - 44.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(d)(e)	114,093,560	114,139,197

Investments	Shares	Value
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(d)(e)	42,411,109	42,411,109

		156,550,306

TOTAL INVESTMENT COMPANIES (Cost $156,530,544)		156,550,306

TOTAL SHORT-TERM INVESTMENTS (Cost $163,668,476)		163,671,219

Total Investments - 93.7% (Cost $321,280,545)		331,307,635
Other Assets Less Liabilities - 6.3%		22,385,738

Net Assets - 100.0%		353,693,373

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations
JPY	Japanese Yen
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2020.
(c)	The rate shown is the effective yield as of January 31, 2020.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
IBEX 35 Index	30	02/2020	EUR	3,116,682	(60,104)
LME Nickel Base Metal	15	02/2020	USD	1,150,785	(52,230)
LME Zinc Base Metal	65	02/2020	USD	3,589,625	(111,377)
Sugar No. 11	31	02/2020	USD	507,259	20,929
WTI Crude Oil	79	02/2020	USD	4,078,770	(632,048)
Australia 10 Year Bond	346	03/2020	AUD	34,252,449	691,503
Australia 3 Year Bond	33	03/2020	AUD	2,562,077	3,141
CAC 40 10 Euro Index	44	03/2020	EUR	2,819,706	(121,480)
Cocoa	63	03/2020	USD	1,749,510	315,350
Coffee ‘C’	17	03/2020	USD	654,394	(111,014)
Copper	2	03/2020	USD	125,775	(14,730)
Cotton No. 2	13	03/2020	USD	438,750	(16,054)
DAX Index	8	03/2020	EUR	2,871,946	(74,468)
EURO STOXX 50 Index	74	03/2020	EUR	2,975,935	(91,061)
Feeder Cattle	67	03/2020	USD	4,558,513	(339,560)
FTSE 100 Index	27	03/2020	GBP	2,565,013	(115,135)
FTSE/MIB Index	21	03/2020	EUR	2,698,934	(46,513)
LME Aluminum Base Metal	17	03/2020	USD	727,175	(45,680)
LME Nickel Base Metal	5	03/2020	USD	384,375	(36,180)
LME Zinc Base Metal	48	03/2020	USD	2,646,000	(222,445)
Natural Gas	32	03/2020	USD	603,200	(81,985)
Silver	11	03/2020	USD	991,100	23,046
SPI 200 Index	27	03/2020	AUD	3,103,421	40,045
TOPIX Index	22	03/2020	JPY	3,344,881	(145,393)
U.S. Treasury 5 Year Note	26	03/2020	USD	3,129,344	33,555
U.S. Treasury 10 Year Note	237	03/2020	USD	31,221,047	612,150
U.S. Treasury Long Bond	3	03/2020	USD	491,344	12,767
Wheat	61	03/2020	USD	1,688,938	25,033
WTI Crude Oil	33	03/2020	USD	1,707,750	(334,146)
100 oz Gold	35	04/2020	USD	5,569,900	50,098
Live Cattle	53	04/2020	USD	2,537,110	(155,216)
Copper	40	05/2020	USD	2,518,500	(287,617)
Silver	24	05/2020	USD	2,171,400	(47,463)
Live Cattle	69	06/2020	USD	3,079,470	(208,114)
Cocoa	49	07/2020	USD	1,377,390	137,143

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
					(1,385,253)
Short Contracts
Hang Seng Index	(1)	02/2020	HKD	(167,269)	6,730
LME Aluminum Base Metal	(72)	02/2020	USD	(3,066,300)	144,846
Natural Gas	(53)	02/2020	USD	(974,670)	92,711
Canada 10 Year Bond	(82)	03/2020	CAD	(8,805,365)	(182,454)
Corn	(89)	03/2020	USD	(1,696,562)	45,138
Euro-Bobl	(37)	03/2020	EUR	(5,538,063)	(33,911)
Euro-Bund	(37)	03/2020	EUR	(7,182,740)	(120,165)
Euro-Buxl	(1)	03/2020	EUR	(233,899)	(10,543)
Euro-Schatz	(416)	03/2020	EUR	(51,712,074)	(67,164)
Japan 10 Year Bond	(15)	03/2020	JPY	(21,160,999)	(108,676)
LME Aluminum Base Metal	(83)	03/2020	USD	(3,550,325)	198,316
LME Nickel Base Metal	(6)	03/2020	USD	(461,250)	37,127
LME Zinc Base Metal	(20)	03/2020	USD	(1,102,500)	88,723
Long Gilt	(135)	03/2020	GBP	(24,055,417)	(591,238)
Russell 2000 E-Mini Index	(187)	03/2020	USD	(15,096,510)	386,580
S&P 500 E-Mini Index	(417)	03/2020	USD	(67,241,250)	(517,042)
Soybean	(13)	03/2020	USD	(567,125)	44,737
U.S. Treasury 2 Year Note	(12)	03/2020	USD	(2,596,594)	(8,931)
Feeder Cattle	(23)	04/2020	USD	(1,581,538)	64,332
Lean Hogs	(170)	04/2020	USD	(4,188,800)	935,809
Coffee ‘C’	(65)	05/2020	USD	(2,556,937)	182,655
Corn	(339)	05/2020	USD	(6,551,175)	85,325
Cotton No. 2	(152)	05/2020	USD	(5,191,560)	100,372
Lean Hogs	(45)	06/2020	USD	(1,383,300)	191,467
Coffee ‘C’	(42)	07/2020	USD	(1,687,613)	270,886
Corn	(133)	07/2020	USD	(2,600,150)	36,270
					1,271,900
					(113,353)

Abbreviations
AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
S&P	Standard & Poor’s
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	214,605	USD	280,289	Barclays Bank plc	2/18/2020	3,200
GBP	142,037	USD	184,847	BNP Paribas	2/18/2020	2,782
INR	277,146,340	USD	3,843,969	Merrill Lynch International**	2/18/2020	21,784
JPY	36,303,183	USD	332,044	State Street Corp.	2/18/2020	3,250
MXN	72,821,551	USD	3,832,199	Citibank, NA	2/18/2020	13,908
NZD	314,461	AUD	302,469	State Street Corp.	2/18/2020	781
USD	14,930,375	AUD	21,641,016	BNP Paribas	2/18/2020	440,520
USD	6,628,049	CAD	8,598,449	BNP Paribas	2/18/2020	131,000
USD	805,042	EUR	716,437	BNP Paribas	2/18/2020	9,813
USD	23,359,272	EUR	20,834,959	State Street Corp.	2/18/2020	232,957
USD	3,864,001	HUF	1,141,075,378	Citibank, NA	2/18/2020	110,937
USD	23,900,944	JPY	2,586,340,256	TD Bank Financial Group	2/18/2020	13,668
USD	3,871,326	KRW	4,504,829,808	Merrill Lynch International**	2/18/2020	107,090
USD	183,767	NOK	1,638,048	Barclays Bank plc	2/18/2020	5,668
USD	22,141,960	NOK	194,455,656	BNP Paribas	2/18/2020	999,584
USD	224,086	NOK	2,013,487	Goldman Sachs International	2/18/2020	5,168
USD	217,669	NOK	1,936,200	State Street Corp.	2/18/2020	7,154
USD	3,872,615	PLN	14,666,416	HSBC Bank, NA	2/18/2020	87,045
USD	3,874,206	TWD	115,989,861	Barclays Bank plc**	2/18/2020	54,288
USD	7,224,534	JPY	771,500,000	Standard Chartered Bank	3/10/2020	91,319
CAD	1,172,373	USD	885,156	HSBC Bank, NA	3/16/2020	688
JPY	30,076,366	USD	276,906	BNP Paribas	3/16/2020	1,280

Total unrealized appreciation						2,343,884

AUD	1,417,378	USD	956,470	Royal Bank of Canada	2/18/2020	(7,458)
CAD	2,092,676	USD	1,609,502	Barclays Bank plc	2/18/2020	(28,261)
CAD	16,732,964	USD	12,895,084	BNP Paribas	2/18/2020	(251,538)
NZD	378,896	AUD	366,307	State Street Corp.	2/18/2020	(304)
NZD	276,687	JPY	20,093,566	Citibank, NA	2/18/2020	(6,704)
NZD	276,414	JPY	20,029,546	State Street Corp.	2/18/2020	(6,288)
NZD	53,966,786	USD	35,916,137	Merrill Lynch International	2/18/2020	(1,026,352)
RON	16,518,031	USD	3,859,105	Barclays Bank plc	2/18/2020	(26,376)
RUB	239,047,050	USD	3,858,809	Merrill Lynch International**	2/18/2020	(125,567)
SEK	1,864,469	EUR	176,548	Barclays Bank plc	2/18/2020	(2,165)
SEK	85,719,730	USD	9,138,882	TD Bank Financial Group	2/18/2020	(228,907)
USD	9,948,798	CHF	9,631,665	Barclays Bank plc	2/18/2020	(60,320)
USD	181,203	EUR	164,075	HSBC Bank, NA	2/18/2020	(915)
USD	1,544,623	GBP	1,188,103	Barclays Bank plc	2/18/2020	(24,834)
USD	3,925,407	GBP	2,974,663	BNP Paribas	2/18/2020	(4,055)
USD	185,756	GBP	142,037	Standard Chartered Bank	2/18/2020	(1,873)
USD	280,503	GBP	214,605	TD Bank Financial Group	2/18/2020	(2,986)
USD	3,874,570	ILS	13,409,295	Merrill Lynch International	2/18/2020	(13,409)
USD	381,268	NOK	3,517,310	HSBC Bank, NA	2/18/2020	(1,155)
ZAR	54,971,315	USD	3,848,213	Merrill Lynch International	2/18/2020	(192,183)
USD	1,635,130	JPY	177,601,317	Goldman Sachs International	3/16/2020	(7,559)

Total unrealized depreciation						(2,019,209)

Net unrealized appreciation						324,675

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**                Non-deliverable forward.

Over-the-Counter (“OTC”) Total return swap contracts outstanding as of January 31, 2020:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media General, Inc., CVR‡	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Union Bank of Switzerland AG	3/12/2021	USD 48,548	—	—

							—	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

OTC Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in GBP based on the local currencies of the positions within the swaps.	12/31/2020	$6,043,900		$(12,369)	$—	$(12,369)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Aerospace & Defense
Meggitt plc	57,763	513,865	(1,456)	(0.0)(a)

Airlines
Wizz Air Holdings plc*(b)	9,317	513,573	(1,558)	(0.0)(a)

Capital Markets
3i Group plc	19,027	276,782	(726)	(0.0)(a)

Construction Materials
Rhi Magnesita NV	10,497	441,823	(906)	(0.0)(a)

Distributors
Inchcape plc	63,145	547,826	–	0.0

Energy Equipment & Services
Petrofac Ltd.	109,943	505,735	(1,233)	(0.0)(a)

Health Care Equipment & Supplies
Smith & Nephew plc	22,003	529,412	(1,277)	(0.0)(a)

Hotels, Restaurants & Leisure
Greggs plc	19,599	583,346	–	0.0

Household Durables
Berkeley Group Holdings plc	5,884	407,138	–	0.0
Redrow plc	53,999	566,880	–	0.0
Taylor Wimpey plc	211,300	600,176	–	0.0
Vistry Group plc	32,144	585,757	–	0.0

	303,327	2,159,951	–	0.0

Interactive Media & Services
Auto Trader Group plc(b)	75,861	559,762	(3,218)	(0.0)(a)

Metals & Mining
Rio Tinto plc	8,984	480,413	(4,087)	(0.0)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	17,480	459,315	(2,332)	(0.0)(a)
Tullow Oil plc	194,677	129,138	(1,557)	(0.0)(a)

	212,157	588,453	(3,889)	(0.0)(a)

Personal Products
Unilever plc	8,344	497,731	(1,781)	(0.0)(a)

Software
Avast plc(b)	92,206	517,872	400	0.0(a)
AVEVA Group plc	9,510	616,673	(927)	(0.0)(a)

	101,716	1,134,545	(527)	(0.0)(a)

Trading Companies & Distributors
Travis Perkins plc	24,563	501,748	(1,489)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	1,046,246	9,834,965	(22,147)	0.0(a)

Short Positions

Common Stocks
Capital Markets
Standard Life Aberdeen plc	(107,463)	(426,996)	847	0.0(a)

Chemicals
Johnson Matthey plc	(12,299)	(421,684)	1,389	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Electrical Equipment
Melrose Industries plc	(41,132)	(126,057)	606	0.0(a)

Health Care Providers & Services
NMC Health plc	(19,795)	(336,639)	1,081	0.0(a)

Hotels, Restaurants & Leisure
TUI AG	(31,879)	(326,616)	1,061	0.0(a)

Insurance
Beazley plc	(57,347)	(409,268)	792	0.0(a)

Machinery
IMI plc	(26,844)	(390,198)	1,142	0.0(a)
Weir Group plc (The)	(20,250)	(359,362)	1,095	0.0(a)

	(47,094)	(749,560)	2,237	0.0(a)

Metals & Mining
Fresnillo plc	(26,214)	(228,982)	311	0.0(a)

Multiline Retail
B&M European Value Retail SA	(53,437)	(256,229)	411	0.0(a)

Professional Services
Capita plc*	(41,824)	(80,330)	–	0.0

Real Estate Management & Development
Capital & Counties Properties plc	(133,597)	(428,704)	1,043	0.0(a)

Total Short Positions of Total Return Basket Swap	(572,081)	(3,791,065)	9,778	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	474,165	6,043,900	(12,369)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in USD based on the local currencies of the positions within the swaps.	3/31/2020 –12/31/2020	$57,679,785	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Air Freight & Logistics
United Parcel Service, Inc.	3,816	395,032	–	0.0

Airlines
Delta Air Lines, Inc.	8,854	493,522	–	0.0
Southwest Airlines Co.	8,140	447,537	–	0.0

	16,994	941,059	–	0.0

Banks
First Horizon National Corp.	30,872	493,952	–	0.0

Beverages
Coca-Cola European Partners plc	9,118	479,698	–	0.0
Molson Coors Beverage Co.	9,204	511,558	–	0.0

	18,322	991,256	–	0.0

Building Products
American Woodmark Corp.*	4,750	520,837	–	0.0
Gibraltar Industries, Inc.*	8,961	488,554	–	0.0

	13,711	1,009,391	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Capital Markets
Federated Investors, Inc.	15,413	558,413	–	0.0
Legg Mason, Inc.	15,845	620,332	–	0.0

	31,258	1,178,745	–	0.0

Chemicals
Celanese Corp.	4,039	418,036	–	0.0
CF Industries Holdings, Inc.	11,743	473,008	–	0.0
Huntsman Corp.	2,167	44,554	–	0.0
Kronos Worldwide, Inc.	42,100	456,364	–	0.0

	60,049	1,391,962	–	0.0

Commercial Services & Supplies
ABM Industries, Inc.	12,986	495,286	–	0.0
Deluxe Corp.	5,405	260,521	–	0.0
HNI Corp.	11,820	425,166	–	0.0
MSA Safety, Inc.	3,719	504,296	–	0.0
Tetra Tech, Inc.	6,349	543,474	–	0.0

	40,279	2,228,743	–	0.0

Communications Equipment
Acacia Communications, Inc.*	11,847	812,112	–	0.0
Cisco Systems, Inc.	1,186	54,520	–	0.0
Juniper Networks, Inc.	23,513	539,388	–	0.0
NetScout Systems, Inc.*	22,332	574,156	–	0.0

	58,878	1,980,176	–	0.0

Construction & Engineering
MasTec, Inc.*	6,618	382,190	–	0.0

Consumer Finance
Ally Financial, Inc.	16,755	536,663	–	0.0
Encore Capital Group, Inc.*	14,491	491,969	–	0.0
OneMain Holdings, Inc.	12,534	531,066	–	0.0

	43,780	1,559,698	–	0.0

Containers & Packaging
International Paper Co.	11,354	462,335	–	0.0
Silgan Holdings, Inc.	16,959	523,355	–	0.0
Sonoco Products Co.	7,971	455,463	–	0.0

	36,284	1,441,153	–	0.0

Distributors
Core-Mark Holding Co., Inc.	21,088	494,303	–	0.0

Diversified Consumer Services
H&R Block, Inc.	2,973	68,974	–	0.0
K12, Inc.*	23,093	372,721	–	0.0

	26,066	441,695	–	0.0

Diversified Telecommunication Services
CenturyLink, Inc.	35,408	483,673	–	0.0
Verizon Communications, Inc.	8,766	521,051	–	0.0

	44,174	1,004,724	–	0.0

Electric Utilities
Exelon Corp.	12,388	589,545	–	0.0
OGE Energy Corp.	11,959	548,320	–	0.0

	24,347	1,137,865	–	0.0

Electrical Equipment
Atkore International Group, Inc.*	12,440	493,868	–	0.0
Generac Holdings, Inc.*	4,992	517,121	–	0.0
nVent Electric plc	4,580	114,042	–	0.0

	22,012	1,125,031	–	0.0

Electronic Equipment, Instruments & Components
CDW Corp.	3,896	508,233	–	0.0
Fabrinet*	8,905	561,371	–	0.0
Insight Enterprises, Inc.*	7,527	495,804	–	0.0
Tech Data Corp.*	4,938	710,776	–	0.0
Zebra Technologies Corp.*	273	65,252	–	0.0

	25,539	2,341,436	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Energy Equipment & Services
Helix Energy Solutions Group, Inc.*	50,286	419,385	–	0.0
ProPetro Holding Corp.*	42,666	415,567	–	0.0

	92,952	834,952	–	0.0

Food Products
B&G Foods, Inc.	28,297	454,450	–	0.0
General Mills, Inc.	9,869	515,359	–	0.0
Hershey Co. (The)	3,293	510,975	–	0.0
Hostess Brands, Inc.*	41,646	558,889	–	0.0
Ingredion, Inc.	965	84,920	–	0.0
Mondelez International, Inc.	9,483	544,135	–	0.0
TreeHouse Foods, Inc.*	9,682	431,817	–	0.0
Tyson Foods, Inc.	5,931	490,078	–	0.0

	109,166	3,590,623	–	0.0

Health Care Equipment & Supplies
Abbott Laboratories	6,884	599,872	–	0.0
Baxter International, Inc.	5,897	526,130	–	0.0
DENTSPLY SIRONA, Inc.	10,446	584,976	–	0.0
Hill-Rom Holdings, Inc.	5,160	549,488	–	0.0
Hologic, Inc.*	10,499	561,907	–	0.0
Integer Holdings Corp.*	7,835	669,109	–	0.0
Medtronic plc	4,764	549,956	–	0.0

	51,485	4,041,438	–	0.0

Health Care Providers & Services
Ensign Group, Inc. (The)	12,509	565,407	–	0.0
Premier, Inc.*	14,199	493,699	–	0.0
Quest Diagnostics, Inc.	5,144	569,286	–	0.0
UnitedHealth Group, Inc.	550	149,848	–	0.0
Universal Health Services, Inc.	4,073	558,449	–	0.0
US Physical Therapy, Inc.	3,813	446,655	–	0.0

	40,288	2,783,344	–	0.0

Health Care Technology
Cerner Corp.	7,277	522,707	–	0.0

Household Durables
Garmin Ltd.	5,372	520,815	–	0.0
La-Z-Boy, Inc.	14,578	446,670	–	0.0
Meritage Homes Corp.*	7,827	555,404	–	0.0
TRI Pointe Group, Inc.*	37,048	602,401	–	0.0
Whirlpool Corp.	3,478	508,379	–	0.0

	68,303	2,633,669	–	0.0

Household Products
Church & Dwight Co., Inc.	6,983	518,278	–	0.0
Kimberly-Clark Corp.	3,849	551,331	–	0.0
Procter & Gamble Co. (The)	4,649	579,359	–	0.0

	15,481	1,648,968	–	0.0

Independent Power and Renewable Electricity Producers
Atlantica Yield plc	21,218	609,487	–	0.0

Insurance
MetLife, Inc.	10,623	528,069	–	0.0

Interactive Media & Services
Facebook, Inc.*	2,724	550,003	–	0.0

IT Services
Accenture plc	2,751	564,533	–	0.0
Automatic Data Processing, Inc.	3,060	524,453	–	0.0
CSG Systems International, Inc.	10,726	534,369	–	0.0
Euronet Worldwide, Inc.*	4,049	638,284	–	0.0
EVERTEC, Inc.	16,030	538,127	–	0.0
ManTech International Corp.	6,591	529,125	–	0.0
MAXIMUS, Inc.	6,530	468,528	–	0.0
PayPal Holdings, Inc.*	4,940	562,617	–	0.0
Perficient, Inc.*	11,507	571,898	–	0.0

	66,184	4,931,934	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	3,741	578,284	–	0.0
Medpace Holdings, Inc.*	6,340	542,387	–	0.0
Thermo Fisher Scientific, Inc.	1,949	610,407	–	0.0

	12,030	1,731,078	–	0.0

Machinery
AGCO Corp.	6,868	481,721	–	0.0
Federal Signal Corp.	16,217	521,539	–	0.0
ITT, Inc.	8,143	546,232	–	0.0
Oshkosh Corp.	5,108	439,492	–	0.0
Parker-Hannifin Corp.	2,366	463,003	–	0.0
Snap-on, Inc.	2,812	448,880	–	0.0
Watts Water Technologies, Inc.	5,749	573,233	–	0.0

	47,263	3,474,100	–	0.0

Media
Cable One, Inc.	358	610,043	–	0.0
Comcast Corp.	11,078	478,459	–	0.0
Liberty Global plc*	25,086	488,675	–	0.0
Nexstar Media Group, Inc.	5,126	621,015	–	0.0
Omnicom Group, Inc.	372	28,015	–	0.0
Sinclair Broadcast Group, Inc.	4,062	121,535	–	0.0
TEGNA, Inc.	34,183	577,693	–	0.0

	80,265	2,925,435	–	0.0

Metals & Mining
Royal Gold, Inc.	4,118	474,888	–	0.0
Schnitzer Steel Industries, Inc.	942	15,147	–	0.0
Steel Dynamics, Inc.	3,675	109,809	–	0.0

	8,735	599,844	–	0.0

Multiline Retail
Kohl’s Corp.	9,238	394,925	–	0.0
Nordstrom, Inc.	13,472	496,578	–	0.0

	22,710	891,503	–	0.0

Multi-Utilities
CenterPoint Energy, Inc.	17,868	473,144	–	0.0
NorthWestern Corp.	7,044	542,177	–	0.0

	24,912	1,015,321	–	0.0

Oil, Gas & Consumable Fuels
Chevron Corp.	4,509	483,094	–	0.0
ConocoPhillips	7,371	438,059	–	0.0
CVR Energy, Inc.	11,061	382,821	–	0.0
Delek US Holdings, Inc.	14,253	391,387	–	0.0
Devon Energy Corp.	18,554	402,993	–	0.0
Exxon Mobil Corp.	7,428	461,427	–	0.0
HollyFrontier Corp.	232	10,421	–	0.0
Marathon Oil Corp.	23,713	269,617	–	0.0
Renewable Energy Group, Inc.*	16,806	441,662	–	0.0
Valero Energy Corp.	5,192	437,738	–	0.0

	109,119	3,719,219	–	0.0

Paper & Forest Products
Domtar Corp.	13,144	457,674	–	0.0

Personal Products
Estee Lauder Cos., Inc. (The)	2,856	557,377	–	0.0
Medifast, Inc.	4,855	469,139	–	0.0

	7,711	1,026,516	–	0.0

Pharmaceuticals
Eli Lilly & Co.	4,523	631,592	–	0.0
Jazz Pharmaceuticals plc*	1,666	238,821	–	0.0
Johnson & Johnson	462	68,778	–	0.0
Merck & Co., Inc.	6,161	526,396	–	0.0
Pfizer, Inc.	2,302	85,726	–	0.0

	15,114	1,551,313	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Professional Services
Korn Ferry	7,830	320,874	–	0.0
ManpowerGroup, Inc.	5,680	519,663	–	0.0
Robert Half International, Inc.	4,429	257,635	–	0.0

	17,939	1,098,172	–	0.0

Road & Rail
ArcBest Corp.	15,140	337,773	–	0.0
CSX Corp.	6,365	485,904	–	0.0
Schneider National, Inc.	22,524	501,610	–	0.0

	44,029	1,325,287	–	0.0

Semiconductors & Semiconductor Equipment
Cirrus Logic, Inc.*	7,430	570,698	–	0.0
Intel Corp.	556	35,545	–	0.0
Kulicke & Soffa Industries, Inc.	23,205	600,778	–	0.0
Mellanox Technologies Ltd.*	6,133	741,480	–	0.0
MKS Instruments, Inc.	2,908	304,817	–	0.0
Qorvo, Inc.*	5,097	539,568	–	0.0
Rambus, Inc.*	37,945	602,187	–	0.0
SolarEdge Technologies, Inc.*	5,248	513,569	–	0.0

	88,522	3,908,642	–	0.0

Software
Cadence Design Systems, Inc.*	7,630	550,199	–	0.0
Check Point Software Technologies Ltd.*	4,926	563,091	–	0.0
Citrix Systems, Inc.	4,690	568,522	–	0.0
CyberArk Software Ltd.*	4,594	635,029	–	0.0
Intuit, Inc.	1,864	522,628	–	0.0
LogMeIn, Inc.	7,726	664,204	–	0.0
Microsoft Corp.	3,843	654,194	–	0.0
Oracle Corp.	3,193	167,473	–	0.0

	38,466	4,325,340	–	0.0

Specialty Retail
Abercrombie & Fitch Co.	29,763	486,923	–	0.0
American Eagle Outfitters, Inc.	13,813	198,907	–	0.0
Best Buy Co., Inc.	3,748	317,418	–	0.0
Foot Locker, Inc.	11,332	430,276	–	0.0
Genesco, Inc.*	11,318	445,024	–	0.0
Office Depot, Inc.	204,604	454,221	–	0.0
Rent-A-Center, Inc.	19,063	555,305	–	0.0
Signet Jewelers Ltd.	31,916	775,878	–	0.0
Williams-Sonoma, Inc.	2,694	188,795	–	0.0

	328,251	3,852,747	–	0.0

Technology Hardware, Storage & Peripherals
Apple, Inc.	899	278,250	–	0.0
Seagate Technology plc	9,387	534,965	–	0.0

	10,286	813,215	–	0.0

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	3,177	606,521	–	0.0
Ralph Lauren Corp.	964	109,414	–	0.0
Steven Madden Ltd.	14,209	547,899	–	0.0

	18,350	1,263,834	–	0.0

Thrifts & Mortgage Finance
Radian Group, Inc.	22,113	541,547	–	0.0

Trading Companies & Distributors
BMC Stock Holdings, Inc.*	16,785	489,870	–	0.0

Total Long Positions of Total Return Basket Swap	1,935,532	78,224,262	–	0.0

Short Positions

Common Stocks
Aerospace & Defense
Cubic Corp.	(2,537)	(165,641)	–	0.0

Auto Components
Cooper-Standard Holdings, Inc.*	(10,564)	(280,157)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Beverages
MGP Ingredients, Inc.	(6,437)	(219,244)	–	0.0
National Beverage Corp.*	(9,280)	(398,205)	–	0.0

	(15,717)	(617,449)	–	0.0

Chemicals
DuPont de Nemours, Inc.	(6,818)	(348,945)	–	0.0
RPM International, Inc.	(5,846)	(417,229)	–	0.0
Sensient Technologies Corp.	(5,533)	(330,597)	–	0.0

	(18,197)	(1,096,771)	–	0.0

Communications Equipment
Infinera Corp.*	(22,405)	(165,125)	–	0.0
NETGEAR, Inc.*	(14,782)	(380,193)	–	0.0
ViaSat, Inc.*	(4,332)	(275,732)	–	0.0

	(41,519)	(821,050)	–	0.0

Construction & Engineering
Dycom Industries, Inc.*	(5,804)	(234,598)	–	0.0
Granite Construction, Inc.	(8,609)	(233,562)	–	0.0

	(14,413)	(468,160)	–	0.0

Construction Materials
Martin Marietta Materials, Inc.	(266)	(70,171)	–	0.0

Diversified Telecommunication Services
ORBCOMM, Inc.*	(51,641)	(185,391)	–	0.0

Electronic Equipment, Instruments & Components
nLight, Inc.*	(22,834)	(401,193)	–	0.0
Rogers Corp.*	(2,541)	(299,203)	–	0.0

	(25,375)	(700,396)	–	0.0

Energy Equipment & Services
Core Laboratories NV	(6,345)	(222,900)	–	0.0
Diamond Offshore Drilling, Inc.*	(52,349)	(242,376)	–	0.0
Oceaneering International, Inc.*	(19,420)	(241,002)	–	0.0
Oil States International, Inc.*	(22,423)	(241,720)	–	0.0

	(100,537)	(947,998)	–	0.0

Entertainment
Netflix, Inc.*	(719)	(248,120)	–	0.0

Food Products
Hain Celestial Group, Inc. (The)*	(2,164)	(52,390)	–	0.0
Kraft Heinz Co. (The)	(4,423)	(129,152)	–	0.0

	(6,587)	(181,542)	–	0.0

Health Care Equipment & Supplies
Cerus Corp.*	(40,145)	(160,981)	–	0.0
Penumbra, Inc.*	(2,854)	(500,763)	–	0.0
ViewRay, Inc.*	(30,868)	(96,308)	–	0.0

	(73,867)	(758,052)	–	0.0

Health Care Providers & Services
Guardant Health, Inc.*	(4,730)	(359,669)	–	0.0
PetIQ, Inc.*	(4,311)	(128,252)	–	0.0

	(9,041)	(487,921)	–	0.0

Health Care Technology
Evolent Health, Inc.*	(8,088)	(81,527)	–	0.0
Tabula Rasa HealthCare, Inc.*	(7,822)	(454,223)	–	0.0
Teladoc Health, Inc.*	(5,305)	(539,572)	–	0.0

	(21,215)	(1,075,322)	–	0.0

Hotels, Restaurants & Leisure
Red Rock Resorts, Inc.	(15,580)	(381,866)	–	0.0

Household Durables
iRobot Corp.*	(2,916)	(137,198)	–	0.0

Insurance
Markel Corp.*	(319)	(374,177)	–	0.0

Interactive Media & Services
Snap, Inc.*	(13,068)	(240,190)	–	0.0
TrueCar, Inc.*	(19,274)	(71,314)	–	0.0

	(32,342)	(311,504)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Internet & Direct Marketing Retail
Wayfair, Inc.*	(1,888)	(176,906)	–	0.0

IT Services
MongoDB, Inc.*	(2,586)	(423,871)	–	0.0

Life Sciences Tools & Services
NanoString Technologies, Inc.*	(17,545)	(476,698)	–	0.0

Machinery
Welbilt, Inc.*	(20,970)	(316,437)	–	0.0

Media
Liberty Broadband Corp.*	(2,388)	(317,437)	–	0.0

Metals & Mining
Alcoa Corp.*	(18,568)	(259,024)	–	0.0
Coeur Mining, Inc.*	(57,381)	(346,007)	–	0.0
United States Steel Corp.	(25,124)	(227,875)	–	0.0

	(101,073)	(832,906)	–	0.0

Multi-Utilities
Consolidated Edison, Inc.	(4,539)	(426,666)	–	0.0
NiSource, Inc.	(6,137)	(179,876)	–	0.0

	(10,676)	(606,542)	–	0.0

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	(98,824)	(182,824)	–	0.0
Centennial Resource Development, Inc.*	(1,648)	(5,372)	–	0.0
Matador Resources Co.*	(8,594)	(126,074)	–	0.0
Parsley Energy, Inc.	(9,740)	(162,074)	–	0.0
WPX Energy, Inc.*	(2,602)	(31,094)	–	0.0

	(121,408)	(507,438)	–	0.0

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(4,691)	(96,072)	–	0.0
Theravance Biopharma, Inc.*	(10,184)	(283,930)	–	0.0
WaVe Life Sciences Ltd.*	(6,890)	(48,919)	–	0.0

	(21,765)	(428,921)	–	0.0

Professional Services
TransUnion	(5,461)	(500,774)	–	0.0
TriNet Group, Inc.*	(5,789)	(330,320)	–	0.0

	(11,250)	(831,094)	–	0.0

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(9,091)	(427,277)	–	0.0
Impinj, Inc.*	(12,201)	(392,628)	–	0.0

	(21,292)	(819,905)	–	0.0

Software
2U, Inc.*	(13,059)	(258,699)	–	0.0
Benefitfocus, Inc.*	(10,228)	(189,218)	–	0.0
Coupa Software, Inc.*	(2,931)	(472,330)	–	0.0
FireEye, Inc.*	(15,557)	(248,601)	–	0.0
LivePerson, Inc.*	(12,017)	(492,817)	–	0.0
New Relic, Inc.*	(5,194)	(342,856)	–	0.0
Nutanix, Inc.*	(8,104)	(263,137)	–	0.0
PROS Holdings, Inc.*	(6,152)	(369,120)	–	0.0
Q2 Holdings, Inc.*	(4,318)	(376,486)	–	0.0
Varonis Systems, Inc.*	(6,595)	(551,738)	–	0.0

	(84,155)	(3,565,002)	–	0.0

Specialty Retail
CarMax, Inc.*	(700)	(67,928)	–	0.0
Carvana Co.*	(4,764)	(377,547)	–	0.0

	(5,464)	(445,475)	–	0.0

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(39,605)	(431,298)	–	0.0

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(2,993)	(288,974)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Water Utilities
Aqua America, Inc.	(7,470)	(387,992)	–	0.0
California Water Service Group	(7,205)	(378,695)	–	0.0

	(14,675)	(766,687)	–	0.0

Total Short Positions of Total Return Basket Swap	(923,085)	(20,544,477)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	1,012,447	57,679,785	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	12/31/2020	$(5,921,558)	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Food & Staples Retailing
Empire Co. Ltd.	20,829	483,187	–	0.0

Insurance
iA Financial Corp., Inc.	10,301	566,890	–	0.0

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	25,832	408,932	–	0.0
Whitecap Resources, Inc.	113,652	413,936	–	0.0

	139,484	822,868	–	0.0

Road & Rail
TFI International, Inc.	17,109	547,891	–	0.0

Total Long Positions of Total Return Basket Swap	187,723	2,420,836	–	0.0

Short Positions

Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(251,349)	(233,610)	–	0.0
CAE, Inc.	(17,420)	(516,650)	–	0.0

	(268,769)	(750,260)	–	0.0

Construction & Engineering
SNC-Lavalin Group, Inc.	(19,754)	(454,369)	–	0.0

Diversified Financial Services
Onex Corp.	(8,145)	(522,526)	–	0.0

Food Products
Premium Brands Holdings Corp.	(5,687)	(418,768)	–	0.0
Saputo, Inc.	(16,349)	(502,305)	–	0.0

	(22,036)	(921,073)	–	0.0

Metals & Mining
Agnico Eagle Mines Ltd.	(7,685)	(475,014)	–	0.0
First Quantum Minerals Ltd.	(46,603)	(364,823)	–	0.0
Franco-Nevada Corp.	(3,867)	(439,559)	–	0.0
Kinross Gold Corp.*	(101,966)	(516,996)	–	0.0
Lundin Mining Corp.	(76,561)	(401,491)	–	0.0
Pan American Silver Corp.	(18,814)	(432,463)	–	0.0
Yamana Gold, Inc.	(131,312)	(534,813)	–	0.0

	(386,808)	(3,165,159)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Multi-Utilities
Atco Ltd.	(11,779)	(459,447)	–	0.0

Oil, Gas & Consumable Fuels
Keyera Corp.	(17,294)	(451,233)	–	0.0
MEG Energy Corp.*	(67,764)	(346,142)	–	0.0
Vermilion Energy, Inc.	(24,361)	(351,591)	–	0.0

	(109,419)	(1,148,966)	–	0.0

Software
BlackBerry Ltd.*	(77,875)	(474,288)	–	0.0

Wireless Telecommunication Services
Rogers Communications, Inc.	(8,914)	(446,306)	–	0.0

Total Short Positions of Total Return Basket Swap	(913,499)	(8,342,394)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	(725,776)	(5,921,558)	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	12/31/2020	$(1,106,906)	$(161)	$—	$(161)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Automobiles
Peugeot SA	6,388	131,530	(314)	(0.0)(a)

Chemicals
Covestro AG(b)	9,231	389,020	(1,546)	(0.0)(a)

Commercial Services & Supplies
Edenred	10,445	564,047	(1,138)	(0.0)(a)

Construction & Engineering
Koninklijke BAM Groep NV	148,259	408,219	(1,532)	(0.0)(a)

Construction Materials
Imerys SA	12,992	560,850	(2,245)	(0.0)(a)

Diversified Telecommunication Services
Telefonica SA	74,330	502,747	(853)	(0.0)(a)

Electric Utilities
Enel SpA	31,547	274,974	150	0.0(a)
Iberdrola SA	54,386	595,056	(271)	(0.0)(a)

	85,933	870,030	(121)	(0.0)(a)

Food & Staples Retailing
Kesko OYJ	8,040	543,552	(727)	(0.0)(a)

Food Products
Danone SA	6,970	557,770	(1,887)	(0.0)(a)

Gas Utilities
Italgas SpA	75,999	505,184	(199)	(0.0)(a)
Snam SpA	87,632	469,678	(422)	(0.0)(a)

	163,631	974,862	(621)	(0.0)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	439	20,105	(51)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Insurance
ASR Nederland NV	1,516	56,409	(151)	(0.0)(a)
Unipol Gruppo SpA	98,449	501,265	(1,313)	(0.0)(a)

	99,965	557,674	(1,464)	(0.0)(a)

Machinery
Valmet OYJ	20,076	434,279	(1,898)	(0.0)(a)

Media
ProSiebenSat.1 Media SE	16,459	218,772	–	0.0
Publicis Groupe SA	11,503	509,919	(760)	(0.0)(a)

	27,962	728,691	(760)	(0.0)(a)

Oil, Gas & Consumable Fuels
Neste OYJ	586	23,319	–	0.0

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	11,040	484,953	(3,212)	(0.0)(a)
Siltronic AG	2,653	284,182	(3,223)	(0.0)(a)

	13,693	769,135	(6,435)	(0.0)(a)

Software
Software AG	15,616	520,599	(1,566)	(0.0)(a)

Textiles, Apparel & Luxury Goods
adidas AG	1,659	524,434	(1,414)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	706,215	9,080,863	(24,572)	0.0(a)

Short Positions

Common Stocks
Air Freight & Logistics
PostNL NV	(176,856)	(327,067)	–	0.0

Banks
Banco BPM SpA*	(189,320)	(387,089)	1,347	0.0(a)
Banco de Sabadell SA	(377,103)	(339,788)	648	0.0(a)
Bankia SA	(65,574)	(119,169)	209	0.0(a)

	(631,997)	(846,046)	2,204	0.0(a)

Beverages
Remy Cointreau SA	(3,178)	(334,686)	852	0.0(a)

Chemicals
BASF SE	(5,695)	(384,394)	1,327	0.0(a)
Umicore SA	(8,563)	(394,269)	512	0.0(a)

	(14,258)	(778,663)	1,839	0.0(a)

Containers & Packaging
Huhtamaki OYJ	(9,931)	(441,388)	1,264	0.0(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(4,199)	(421,973)	501	0.0(a)
Wendel SA	(2,128)	(283,908)	715	0.0(a)

	(6,327)	(705,881)	1,216	0.0(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(10,427)	(518,589)	869	0.0(a)
Iliad SA	(2,379)	(312,223)	(7,390)	(0.0)(a)
United Internet AG (Registered)	(719)	(23,244)	120	0.0(a)

	(13,525)	(854,056)	(6,401)	(0.0)(a)

Energy Equipment & Services
Tenaris SA	(29,171)	(301,470)	310	0.0(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(643)	(11,065)	21	0.0(a)

Gas Utilities
Rubis SCA	(7,422)	(458,439)	1,283	0.0(a)

Health Care Providers & Services
Orpea	(306)	(39,840)	70	0.0(a)

Hotels, Restaurants & Leisure
Autogrill SpA	(43,796)	(425,749)	226	0.0(a)
Flutter Entertainment plc	(2,991)	(339,288)	722	0.0(a)

	(46,787)	(765,037)	948	0.0(a)

Industrial Conglomerates
Rheinmetall AG	(3,447)	(368,641)	1,109	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(5,812)	(447,196)	1,560	0.0(a)
Zalando SE*(b)	(8,691)	(416,125)	2,487	0.0(a)

	(14,503)	(863,321)	4,047	0.0(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(803)	(431,897)	918	0.0(a)

Machinery
ANDRITZ AG	(897)	(35,294)	82	0.0(a)
Wartsila OYJ Abp	(1,723)	(21,163)	–	0.0

	(2,620)	(56,457)	82	0.0(a)

Media
RTL Group SA	(9,193)	(417,710)	1,325	0.0(a)

Metals & Mining
ArcelorMittal SA	(23,391)	(343,567)	2,911	0.0(a)
thyssenkrupp AG	(22,106)	(271,817)	1,912	0.0(a)

	(45,497)	(615,384)	4,823	0.0(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(20,958)	(450,240)	4,774	0.0(a)
SOITEC*	(1,532)	(144,004)	1,181	0.0(a)

	(22,490)	(594,244)	5,955	0.0(a)

Textiles, Apparel & Luxury Goods
Puma SE	(5,682)	(454,974)	1,264	0.0(a)

Transportation Infrastructure
Aeroports de Paris	(2,030)	(384,077)	908	0.0(a)
Getlink SE	(7,790)	(137,426)	374	0.0(a)

	(9,820)	(521,503)	1,282	0.0(a)

Total Short Positions of Total Return Basket Swap	(1,054,456)	(10,187,769)	24,411	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	(348,241)	(1,106,906)	(161)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in JPY based on the local currencies of the positions within the swaps.	12/29/2020	$(6,211,413)	$157,908	$—	$157,908

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Auto Components
Toyo Tire Corp.	(4,000)	(50,001)	1,053	0.0(a)

Building Products
TOTO Ltd.	(1,800)	(73,142)	2,028	0.0(a)

Chemicals
JSR Corp.	(5,200)	(92,617)	2,691	0.0(a)
Toray Industries, Inc.	(56,400)	(369,043)	8,432	0.0(a)

	(61,600)	(461,660)	11,123	0.0(a)

Electrical Equipment
Fujikura Ltd.	(3,100)	(11,362)	396	0.0(a)
Nidec Corp.	(3,000)	(377,312)	11,410	0.0(a)

	(6,100)	(388,674)	11,806	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(7,600)	(430,272)	13,572	0.0(a)
TDK Corp.	(4,100)	(434,090)	15,054	0.0(a)

	(11,700)	(864,362)	28,626	0.0(a)

Food & Staples Retailing
Aeon Co. Ltd.	(20,500)	(419,297)	7,050	0.0(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(10,600)	(243,524)	3,488	0.0(a)
Kyoritsu Maintenance Co. Ltd.	(7,000)	(280,118)	4,779	0.0(a)

	(17,600)	(523,642)	8,267	0.0(a)

Household Durables
Panasonic Corp.	(45,900)	(456,155)	10,660	0.0(a)
Sharp Corp.	(10,000)	(135,652)	4,813	0.0(a)

	(55,900)	(591,807)	15,473	0.0(a)

Machinery
FANUC Corp.	(2,200)	(400,686)	11,884	0.0(a)
Komatsu Ltd.	(15,800)	(349,354)	10,376	0.0(a)
Makita Corp.	(11,300)	(432,220)	11,521	0.0(a)
MISUMI Group, Inc.	(2,700)	(66,996)	2,052	0.0(a)
Nabtesco Corp.	(1,600)	(45,848)	1,848	0.0(a)
SMC Corp.	(900)	(388,503)	12,097	0.0(a)
Yaskawa Electric Corp.	(100)	(3,423)	153	0.0(a)

	(34,600)	(1,687,030)	49,931	0.0(a)

Metals & Mining
Hitachi Metals Ltd.	(2,300)	(35,350)	778	0.0(a)

Personal Products
Shiseido Co. Ltd.	(5,400)	(347,655)	5,534	0.0(a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(11,300)	(433,959)	6,862	0.0(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(2,500)	(179,839)	5,893	0.0(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(10,600)	(154,995)	3,484	0.0(a)

Total Short Positions of Total Return Basket Swap	(245,900)	(6,211,413)	157,908	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, which is denominated in AUD based on the local currencies of the positions within the swaps.	12/29/2020	$1,087,796	$(6,546)	$—	$(6,546)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Food & Staples Retailing
Metcash Ltd.	32,805	56,849	(685)	(0.0)(a)

Metals & Mining
Alumina Ltd.	360,827	519,678	(6,874)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	261,375	455,931	(11,224)	(0.0)(a)
Santos Ltd.	81,242	466,282	(6,310)	(0.0)(a)
Woodside Petroleum Ltd.	21,492	492,393	(7,258)	(0.0)(a)

	364,109	1,414,606	(24,792)	(0.0)(a)

Specialty Retail
JB Hi-Fi Ltd.	22,277	585,842	(5,577)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	780,018	2,576,975	(37,928)	0.0(a)

Short Positions

Common Stocks
Chemicals
Nufarm Ltd.*	(85,024)	(310,118)	4,622	0.0(a)

Food Products
Costa Group Holdings Ltd.	(86,582)	(157,581)	2,383	0.0(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,115)	(40,535)	434	0.0(a)

IT Services
Afterpay Ltd.*	(20,650)	(515,671)	17,210	0.0(a)
NEXTDC Ltd.*	(25,324)	(126,664)	2,001	0.0(a)

	(45,974)	(642,335)	19,211	0.0(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(70,844)	(338,610)	4,732	0.0(a)

Total Short Positions of Total Return Basket Swap	(289,539)	(1,489,179)	31,382	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	490,479	1,087,796	(6,546)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in CHF based on the local currencies of the positions within the swaps.	12/30/2020	$2,728,871	$(4,037)	$—	$(4,037)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	6,647	548,933	(1,073)	(0.0)(a)

Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	6,142	562,880	(1,455)	(0.0)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	2,708	679,089	(722)	(0.0)(a)

Pharmaceuticals
Novartis AG (Registered)	6,442	608,564	(1,192)	(0.0)(a)
Roche Holding AG	186	61,658	(136)	(0.0)(a)

	6,628	670,222	(1,328)	(0.0)(a)

Professional Services
Adecco Group AG (Registered)	7,712	451,832	(2,145)	(0.0)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	4,424	668,940	(723)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	34,261	3,581,896	(7,446)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Chemicals
Givaudan SA (Registered)	(146)	(481,723)	295	0.0	(a)
Semiconductors & Semiconductor Equipment
ams AG*	(9,137)	(371,302)	3,114	0.0	(a)
Total Short Positions of Total Return Basket Swap	(9,283)	(853,025)	3,409	0.0	(a)
Total of Long and Short Positions of Total Return Basket Swap	24,978	2,728,871	(4,037)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, which is denominated in GBP based on the local currencies of the positions within the swaps.	12/31/2020 – 1/29/2021	$634,981	$267	$—	$267

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	5,123	271	267	0.0	(a)
Hotels, Restaurants & Leisure
EI Group plc*	169,127	634,710	–	0.0
Total Long Positions of Total Return Basket Swap	174,250	634,981	267	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)		NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	7/31/2020 – 12/31/2020		$(16,167)	$65,502	$—	$65,502

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Real Estate Management & Development
TLG Immobilien AG*	65,618	2,197,764	65,496	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Real Estate Management & Development
Aroundtown SA	(233,862)	(2,213,931)	6	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	(168,244)	(16,167)	65,502	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/30/2020	$5,429,661	$(70,499)	$—	$(70,499)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Chemicals
Hitachi Chemical Co. Ltd.	129,700	5,429,661	(70,499)	(0.0)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	1/18/2021	$9,817,768	$306,541	$—	$306,541

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Diversified Telecommunication Services
Cincinnati Bell, Inc.*	120,965	1,658,430	264,913	0.1

Oil, Gas & Consumable Fuels
Tallgrass Energy LP	174,578	3,894,835	6,983	0.0(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Software
LogMeIn, Inc.	55,098	4,736,775	(20,937)	(0.0)(a)
TiVo Corp.*	223,386	1,626,250	(276,999)	(0.1)

	278,484	6,363,025	(297,936)	(0.1)

Total Long Positions of Total Return Basket Swap	574,027	11,916,290	(26,040)	0.0(a)

Short Positions

Common Stocks
Semiconductors & Semiconductor Equipment
Xperi Corp.	(130,424)	(2,098,522)	332,581	0.1

Total of Long and Short Positions of Total Return Basket Swap	443,603	9,817,768	306,541	0.1

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (5.70)% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/8/2021	$8,431,124	$(464,229)	$—	$(464,229)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Automobiles
Winnebago Industries, Inc.	10,348	566,656	(2,484)	(0.0)(a)

Building Products
Builders FirstSource, Inc.*	21,303	528,208	(49,742)	(0.0)(a)

Capital Markets
Artisan Partners Asset Management, Inc.	16,542	552,503	(15,384)	(0.0)(a)

Chemicals
LyondellBasell Industries NV	5,869	456,960	(67,670)	(0.0)(a)
Trinseo SA	15,016	431,260	(80,485)	(0.1)

	20,885	888,220	(148,155)	(0.1)

Commercial Services & Supplies
Herman Miller, Inc.	3,032	117,187	(7,080)	(0.0)(a)

Construction & Engineering
MasTec, Inc.*	1,810	104,527	(10,081)	(0.0)(a)

Diversified Financial Services
Equitable Holdings, Inc.	22,047	529,569	(35,275)	(0.0)(a)

Electronic Equipment, Instruments & Components
Jabil, Inc.	12,962	504,092	(50,811)	(0.0)(a)

Food & Staples Retailing
Walmart, Inc.	4,557	521,731	(5,013)	(0.0)(a)

Food Products
John B Sanfilippo & Son, Inc.	6,004	506,137	(36,144)	(0.0)(a)

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	4,781	556,652	8,988	0.0(a)
Wyndham Destinations, Inc.	10,443	506,799	(35,088)	(0.0)(a)

	15,224	1,063,451	(26,100)	(0.0)(a)

Household Durables
KB Home	15,390	577,895	(4,464)	(0.0)(a)

Metals & Mining
Reliance Steel & Aluminum Co.	4,522	519,126	(9,722)	(0.0)(a)

Oil, Gas & Consumable Fuels
PBF Energy, Inc.	16,070	438,711	(42,103)	(0.0)(a)

Pharmaceuticals
Prestige Consumer Healthcare, Inc.*	13,355	541,679	(15,759)	(0.0)(a)

Road & Rail
ArcBest Corp.	4,348	97,004	(21,870)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	8,778	509,036	(45,734)	(0.0)(a)
Skyworks Solutions, Inc.	4,528	512,343	(48,223)	(0.0)(a)

	13,306	1,021,379	(93,957)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	201,705	9,078,075	(574,144)	(0.1)

Short Positions

Common Stocks
Food Products
Beyond Meat, Inc.*	(5,859)	(646,951)	109,915	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	195,846	8,431,124	(464,229)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/30/2020	$3,121,498	$(227,794)	$—	$(227,794)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Construction & Engineering
Kyudenko Corp.	4,400	126,986	(6,402)	(0.0)(a)

Food & Staples Retailing
Sundrug Co. Ltd.	14,800	501,544	(41,881)	(0.0)(a)

Health Care Providers & Services
Suzuken Co. Ltd.	4,000	153,360	(9,751)	(0.0)(a)

Hotels, Restaurants & Leisure
Round One Corp.	14,000	130,419	(8,563)	(0.0)(a)

Household Durables
Sony Corp.	7,800	545,430	(29,681)	(0.0)(a)

Machinery
JTEKT Corp.	10,500	111,342	(15,028)	(0.0)(a)

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.*	22,100	544,235	(24,170)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Optorun Co. Ltd.	19,500	510,328	(62,907)	(0.1)

Specialty Retail
K’s Holdings Corp.*	41,000	497,854	(29,411)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	138,100	3,121,498	(227,794)	(0.1)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBOR on long positions, plus or minus a specified spread of 0.18%, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/12/2020	$274,424	$(19,675)	$—	$(19,675)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Oil, Gas & Consumable Fuels
Tullow Oil plc	413,699	274,424	(19,675)	(0.0)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day EURIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in EUR based on the local currencies of the positions within the swaps.	11/12/2020	$(1,290,796)	$92,366	$—	$92,366

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Machinery
Konecranes OYJ	(14,217)	(428,542)	31,808	0.0(a)

Media
Lagardere SCA	(20,707)	(393,052)	50,654	0.0(a)

Oil, Gas & Consumable Fuels
Koninklijke Vopak NV	(7,180)	(384,462)	7,893	0.0(a)

Wireless Telecommunication Services
1&1 Drillisch AG	(3,448)	(84,740)	2,011	0.0(a)

Total Short Positions of Total Return Basket Swap	(45,552)	(1,290,796)	92,366	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day BBSW on long positions, plus or minus a specified spread of 0.18%, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/30/2020	$491,755	$(56,653)	$—	$(56,653)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
Independence Group NL*	121,760	491,755	(56,653)	(0.0)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day LIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in CHF based on the local currencies of the positions within the swaps.	11/12/2020	$(416,129)	$48,980	$—	$48,980

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Registered)	(5,730)	(416,129)	48,980	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/10/2021 – 9/2/2022	$8,373,604	$(77,359)	$—	$(77,359)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Auto Components
Keihin Corp.	38,900	909,306	(17,286)	(0.0)(a)
Nissin Kogyo Co. Ltd.*	45,300	915,770	(18,617)	(0.0)(a)
Showa Corp.	44,400	916,290	(19,612)	(0.0)(a)

	128,600	2,741,366	(55,515)	(0.0)(a)

Interactive Media & Services
LINE Corp.*	114,300	5,632,238	(21,844)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	242,900	8,373,604	(77,359)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$61,986,658	$—	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Auto Components
Delphi Technologies plc*	244,111	3,744,663	–	0.0

Banks
Carolina Financial Corp.	11,699	448,656	–	0.0
Franklin Financial Network, Inc.*	7,709	284,231	–	0.0

	19,408	732,887	–	0.0

Biotechnology
Ironwood Pharmaceuticals, Inc.*	24,200	292,336	–	0.0

Building Products
Apogee Enterprises, Inc.	8,100	257,742	–	0.0
Continental Building Products, Inc.*	86,115	3,185,394	–	0.0

	94,215	3,443,136	–	0.0

Capital Markets
TD Ameritrade Holding Corp.	105,373	5,003,110	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	125,785	4,144,616	–	0.0

Construction & Engineering
AECOM*	33,200	1,601,236	–	0.0

Construction Materials
Eagle Materials, Inc.	13,400	1,221,678	–	0.0

Diversified Consumer Services
Regis Corp.*	46,255	717,878	–	0.0

Electronic Equipment, Instruments & Components
Anixter International, Inc.*	5,618	548,317	–	0.0
AVX Corp.	67,135	1,360,826	–	0.0
Fitbit, Inc.*	618,279	4,031,179	–	0.0
KEMET Corp.	157,237	4,094,452	–	0.0
Tech Data Corp.*	36,168	5,206,022	–	0.0

	884,437	15,240,796	–	0.0

Health Care Equipment & Supplies
Wright Medical Group NV*	187,165	5,641,153	–	0.0

Health Care Providers & Services
Centene Corp.*	750	47,107	–	0.0

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	490,004	6,698,355	–	0.0
Hilton Grand Vacations, Inc.*	21,410	683,193	–	0.0

	511,414	7,381,548	–	0.0

Household Durables
William Lyon Homes*	87,737	2,034,621	–	0.0

Independent Power and Renewable Electricity Producers
Pattern Energy Group, Inc.	199,243	5,361,629	–	0.0

Leisure Products
Callaway Golf Co.	14,700	314,874	–	0.0

Life Sciences Tools & Services
Waters Corp.*	3,220	720,604	–	0.0

Machinery
WABCO Holdings, Inc.*	48,270	6,547,825	–	0.0

Oil, Gas & Consumable Fuels
Devon Energy Corp.	28,497	618,955	–	0.0
Marathon Petroleum Corp.	16,700	910,150	–	0.0

	45,197	1,529,105	–	0.0

Pharmaceuticals
Allergan plc	34,208	6,384,581	–	0.0

Semiconductors & Semiconductor Equipment
SunPower Corp.*	100,777	858,620	–	0.0

Specialty Retail
Asbury Automotive Group, Inc.*	4,900	472,605	–	0.0

Technology Hardware, Storage & Peripherals
HP, Inc.	136,409	2,908,240	–	0.0

Trading Companies & Distributors
Aircastle Ltd.	73,070	2,344,816	–	0.0

Total Long Positions of Total Return Basket Swap	3,037,444	78,689,664	–	0.0

Short Positions

Common Stocks
Auto Components
BorgWarner, Inc.	(109,572)	(3,757,224)	–	0.0

Banks
FB Financial Corp.*	(6,860)	(244,559)	–	0.0
United Bankshares, Inc.	(13,087)	(448,884)	–	0.0

	(19,947)	(693,443)	–	0.0

Biotechnology
AbbVie, Inc.	(29,328)	(2,376,154)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Capital Markets
Charles Schwab Corp. (The)	(103,154)	(4,698,665)	–	0.0

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(43,610)	(2,607,006)	–	0.0

Household Durables
Taylor Morrison Home Corp.*	(69,487)	(1,798,323)	–	0.0

Semiconductors & Semiconductor Equipment
Xperi Corp.	(7,092)	(114,110)	–	0.0

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(18,501)	(658,081)	–	0.0

Total Short Positions of Total Return Basket Swap	(400,691)	(16,703,006)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	2,636,753	61,986,658	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/12/2021	$3,351,014	$(12,658)	$—	$(12,658)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
IT Services
Altran Technologies SA	207,026	3,351,014	(12,658)	(0.0)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$1,351,342	$(12,443)	$—	$(12,443)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	59,259	1,351,342	(12,443)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$871,648	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
Detour Gold Corp.*	311,698	5,582,018	–	0.0

Multiline Retail
Hudson’s Bay Co.	95,091	785,359	–	0.0

Total Long Positions of Total Return Basket Swap	406,789	6,367,377	–	0.0

Short Positions

Common Stocks
Metals & Mining
Kirkland Lake Gold Ltd.	(134,016)	(5,495,729)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	272,773	871,648	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/12/2021	$8,553,265	$(22,108)	$—	$(22,108)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks

Air Freight & Logistics
Deutsche Post AG	12,992	453,290	(1,668)	(0.0)(a)

Auto Components
Faurecia SE	10,350	493,142	(2,392)	(0.0)(a)

Automobiles
Peugeot SA	14,627	301,174	(719)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Chemicals
Air Liquide SA	3,829	553,634	(1,603)	(0.0)(a)
Covestro AG(b)	2,048	86,308	(343)	(0.0)(a)
Koninklijke DSM NV	4,228	514,571	(2,633)	(0.0)(a)

	10,105	1,154,513	(4,579)	(0.0)(a)

Commercial Services & Supplies
SPIE SA	22,796	441,594	(1,850)	(0.0)(a)

Construction & Engineering
Eiffage SA	5,021	582,003	(1,301)	(0.0)(a)
Koninklijke BAM Groep NV	16,592	45,685	(172)	(0.0)(a)
Vinci SA	4,823	534,336	(1,628)	(0.0)(a)

	26,436	1,162,024	(3,101)	(0.0)(a)

Construction Materials
Buzzi Unicem SpA	21,353	498,666	(1,014)	(0.0)(a)
HeidelbergCement AG	6,933	467,570	(3,615)	(0.0)(a)

	28,286	966,236	(4,629)	(0.0)(a)

Electric Utilities
EDP - Energias de Portugal SA	138,446	694,298	(333)	(0.0)(a)
Enel SpA	41,381	360,690	196	0.0(a)

	179,827	1,054,988	(137)	(0.0)(a)

Electrical Equipment
Signify NV(b)	17,785	592,718	(1,383)	(0.0)(a)

Energy Equipment & Services
SBM Offshore NV	28,544	491,059	(728)	(0.0)(a)

Entertainment
Bollore SA	120,348	489,009	(1,367)	(0.0)(a)

Food & Staples Retailing
METRO AG	32,434	451,286	(1,767)	(0.0)(a)

Gas Utilities
Enagas SA	20,528	553,103	(580)	(0.0)(a)
Snam SpA	31,036	166,343	(149)	(0.0)(a)

	51,564	719,446	(729)	(0.0)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	11,484	525,938	(1,346)	(0.0)(a)

Independent Power and Renewable Electricity Producers
Uniper SE	16,191	530,428	(1,268)	(0.0)(a)

Insurance
Ageas	9,760	538,182	(545)	(0.0)(a)
ASR Nederland NV	13,410	498,974	(1,332)	(0.0)(a)
UnipolSai Assicurazioni SpA	189,768	508,117	(1,202)	(0.0)(a)

	212,938	1,545,273	(3,079)	(0.0)(a)

Machinery
Alstom SA	11,024	584,275	(1,847)	(0.0)(a)
Kone OYJ	7,473	482,855	–	0.0

	18,497	1,067,130	(1,847)	(0.0)(a)

Media
ProSiebenSat.1 Media SE	17,946	238,538	–	0.0

Multi-Utilities
A2A SpA	292,670	584,654	(411)	(0.0)(a)
Engie SA	33,565	577,765	(1,460)	(0.0)(a)
Hera SpA	131,197	596,737	(121)	(0.0)(a)
RWE AG	20,545	712,238	(1,858)	(0.0)(a)

	477,977	2,471,394	(3,850)	(0.0)(a)

Oil, Gas & Consumable Fuels
Eni SpA	33,528	469,647	(1,031)	(0.0)(a)
Neste OYJ	14,740	586,544	–	0.0
OMV AG	10,240	508,868	(2,069)	(0.0)(a)
Repsol SA	32,046	441,042	(1,972)	(0.0)(a)

	90,554	2,006,101	(5,072)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Pharmaceuticals
Ipsen SA	6,208	460,696	(598)	(0.0)(a)
Merck KGaA	4,835	619,990	(1,496)	(0.0)(a)
UCB SA	6,479	596,212	(762)	(0.0)(a)

	17,522	1,676,898	(2,856)	(0.0)(a)

Professional Services
Randstad NV	8,252	473,962	(1,569)	(0.0)(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	3,087	330,671	(3,750)	(0.0)(a)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG(b)	35,691	574,859	(2,263)	(0.0)(a)

Transportation Infrastructure
Aena SME SA(b)	2,689	497,681	(800)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	1,468,922	20,709,352	(52,749)	0.0(a)

Short Positions

Common Stocks
Automobiles
Daimler AG (Registered)	(7,256)	(336,004)	412	0.0(a)

Banks
Banco Espirito Santo SA (Registered)*‡	(35,937)	–	–	0.0
Bankia SA	(148,890)	(270,582)	473	0.0(a)

	(184,827)	(270,582)	473	0.0(a)

Capital Markets
Deutsche Bank AG (Registered)	(56,445)	(516,413)	2,168	0.0(a)

Chemicals
Umicore SA	(1,541)	(70,953)	92	0.0(a)
Wacker Chemie AG	(5,722)	(410,646)	2,605	0.0(a)

	(7,263)	(481,599)	2,697	0.0(a)

Construction & Engineering
Ferrovial SA	(15,841)	(503,196)	316	0.0(a)

Diversified Financial Services
Wendel SA	(838)	(111,802)	282	0.0(a)

Diversified Telecommunication Services
Iliad SA	(990)	(129,929)	(2,855)	(0.0)(a)
United Internet AG (Registered)	(11,458)	(370,421)	1,908	0.0(a)

	(12,448)	(500,350)	(947)	(0.0)(a)

Electric Utilities
Electricite de France SA	(38,472)	(474,948)	1,007	0.0(a)

Energy Equipment & Services
Tenaris SA	(9,722)	(100,473)	103	0.0(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(28,565)	(491,544)	922	0.0(a)

Food Products
Kerry Group plc	(3,377)	(431,829)	–	0.0
Viscofan SA	(9,078)	(483,259)	807	0.0(a)

	(12,455)	(915,088)	807	0.0(a)

Health Care Providers & Services
Orpea	(3,118)	(405,946)	717	0.0(a)

Hotels, Restaurants & Leisure
Accor SA	(10,015)	(410,016)	1,281	0.0(a)
Flutter Entertainment plc	(1,157)	(131,246)	279	0.0(a)

	(11,172)	(541,262)	1,560	0.0(a)

Insurance
SCOR SE	(10,767)	(457,629)	1,269	0.0(a)

Internet & Direct Marketing Retail
Prosus NV*	(6,217)	(448,455)	1,303	0.0(a)
Rocket Internet SE*(b)	(16,226)	(380,064)	–	0.0

	(22,443)	(828,519)	1,303	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Machinery
ANDRITZ AG	(7,414)	(291,712)	680	0.0(a)
Knorr-Bremse AG	(3,864)	(422,152)	–	0.0
Wartsila OYJ Abp	(39,888)	(489,933)	–	0.0

	(51,166)	(1,203,797)	680	0.0(a)

Media
Altice Europe NV*	(71,370)	(458,707)	1,646	0.0(a)

Metals & Mining
ArcelorMittal SA	(1,602)	(23,530)	199	0.0(a)
Aurubis AG	(8,336)	(453,551)	2,322	0.0(a)
Outokumpu OYJ	(124,826)	(428,791)	1,752	0.0(a)
thyssenkrupp AG	(6,527)	(80,257)	565	0.0(a)

	(141,291)	(986,129)	4,838	0.0(a)

Paper & Forest Products
Ence Energia y Celulosa SA	(111,592)	(451,430)	1,041	0.0(a)

Professional Services
Teleperformance	(1,657)	(415,738)	1,052	0.0(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(39,347)	(412,991)	4,710	0.0(a)
SOITEC*	(2,178)	(204,727)	1,678	0.0(a)

	(41,525)	(617,718)	6,388	0.0(a)

Trading Companies & Distributors
IMCD NV	(4,855)	(419,223)	1,033	0.0(a)

Transportation Infrastructure
Getlink SE	(18,190)	(320,895)	874	0.0(a)

Wireless Telecommunication Services
1&1 Drillisch AG	(14,123)	(347,095)	–	0.0

Total Short Positions of Total Return Basket Swap	(877,401)	(12,156,087)	30,641	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	591,521	8,553,265	(22,108)	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/12/2021	$(4,319,855)	$7,165	$—	$7,165

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Capital Markets
3i Group plc	18,275	265,842	(697)	(0.0)(a)

Food Products
Tate & Lyle plc	53,128	555,374	(819)	(0.0)(a)

Household Durables
Berkeley Group Holdings plc	2,970	205,507	–	0.0

Metals & Mining
Rio Tinto plc	1,683	89,997	(766)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	76,056	1,116,720	(2,282)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stocks
Capital Markets
Hargreaves Lansdown plc	(18,626)	(422,802)	1,473	0.0(a)
IG Group Holdings plc	(54,301)	(475,974)	–	0.0

	(72,927)	(898,776)	1,473	0.0(a)

Diversified Telecommunication Services
BT Group plc	(201,400)	(427,965)	–	0.0

Electrical Equipment
Melrose Industries plc	(92,906)	(284,728)	1,367	0.0(a)

Food & Staples Retailing
J Sainsbury plc	(174,492)	(465,415)	948	0.0(a)

Hotels, Restaurants & Leisure
SSP Group plc	(52,861)	(448,643)	888	0.0(a)
Whitbread plc	(6,981)	(411,522)	541	0.0(a)

	(59,842)	(860,165)	1,429	0.0(a)

Insurance
Hiscox Ltd.	(23,023)	(398,318)	859	0.0(a)

Metals & Mining
Fresnillo plc	(20,070)	(175,314)	238	0.0(a)

Multiline Retail
B&M European Value Retail SA	(34,826)	(166,989)	268	0.0(a)

Paper & Forest Products
Mondi plc	(19,406)	(394,849)	1,323	0.0(a)

Professional Services
Capita plc*	(152,991)	(293,845)	–	0.0

Water Utilities
Pennon Group plc	(37,166)	(542,484)	1,542	0.0(a)
Severn Trent plc	(15,496)	(527,727)	–	0.0

	(52,662)	(1,070,211)	1,542	0.0(a)

Total Short Positions of Total Return Basket Swap	(904,545)	(5,436,575)	9,447	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	(828,489)	(4,319,855)	7,165	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	3/12/2021	$(61,823,509)	$–	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Banks
Popular, Inc.	10,500	587,580	–	0.0

Commercial Services & Supplies
Deluxe Corp.	1,362	65,648	–	0.0

Communications Equipment
Cisco Systems, Inc.	1,808	83,114	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Consumer Finance
Santander Consumer USA Holdings, Inc.	20,543	546,855	–	0.0

Electrical Equipment
nVent Electric plc	18,525	461,272	–	0.0

Electronic Equipment, Instruments & Components
Zebra Technologies Corp.*	1,892	452,226	–	0.0

Health Care Providers & Services
Chemed Corp.	770	359,621	–	0.0
UnitedHealth Group, Inc.	736	200,523	–	0.0

	1,506	560,144	–	0.0

IT Services
Mastercard, Inc.	1,917	605,657	–	0.0

Oil, Gas & Consumable Fuels
Marathon Oil Corp.	19,748	224,535	–	0.0

Pharmaceuticals
Jazz Pharmaceuticals plc*	2,302	329,992	–	0.0
Johnson & Johnson	2,550	379,618	–	0.0

	4,852	709,610	–	0.0

Professional Services
Korn Ferry	6,378	261,370	–	0.0
Robert Half International, Inc.	3,638	211,623	–	0.0

	10,016	472,993	–	0.0

Semiconductors & Semiconductor Equipment
Intel Corp.	8,401	537,076	–	0.0

Specialty Retail
Williams-Sonoma, Inc.	4,757	333,371	–	0.0

Technology Hardware, Storage & Peripherals
Apple, Inc.	448	138,660	–	0.0

Trading Companies & Distributors
MSC Industrial Direct Co., Inc.	6,212	422,851	–	0.0

Total Long Positions of Total Return Basket Swap	112,487	6,201,592	–	0.0

Short Positions

Common Stocks
Aerospace & Defense
AeroVironment, Inc.*	(6,306)	(420,043)	–	0.0
Cubic Corp.	(3,455)	(225,577)	–	0.0
Kratos Defense & Security Solutions, Inc.*	(20,363)	(373,457)	–	0.0

	(30,124)	(1,019,077)	–	0.0

Air Freight & Logistics
Air Transport Services Group, Inc.*	(16,165)	(338,980)	–	0.0
Atlas Air Worldwide Holdings, Inc.*	(14,753)	(329,730)	–	0.0
FedEx Corp.	(2,383)	(344,677)	–	0.0

	(33,301)	(1,013,387)	–	0.0

Airlines
American Airlines Group, Inc.	(15,980)	(428,903)	–	0.0
Spirit Airlines, Inc.*	(9,991)	(410,331)	–	0.0

	(25,971)	(839,234)	–	0.0

Auto Components
Autoliv, Inc.	(5,670)	(434,492)	–	0.0
Cooper-Standard Holdings, Inc.*	(1,072)	(28,430)	–	0.0
Dorman Products, Inc.*	(5,813)	(405,747)	–	0.0
Veoneer, Inc.*	(24,490)	(319,105)	–	0.0

	(37,045)	(1,187,774)	–	0.0

Banks
First Republic Bank	(3,909)	(433,430)	–	0.0
Webster Financial Corp.	(8,912)	(399,792)	–	0.0

	(12,821)	(833,222)	–	0.0

Beverages
Coca-Cola Consolidated, Inc.	(1,586)	(429,505)	–	0.0
MGP Ingredients, Inc.	(1,792)	(61,035)	–	0.0

	(3,378)	(490,540)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Capital Markets
Charles Schwab Corp. (The)	(9,896)	(450,763)	–	0.0
Interactive Brokers Group, Inc.	(9,768)	(459,096)	–	0.0
PJT Partners, Inc.	(10,674)	(491,218)	–	0.0
WisdomTree Investments, Inc.	(81,759)	(344,205)	–	0.0

	(112,097)	(1,745,282)	–	0.0

Chemicals
Albemarle Corp.	(6,156)	(494,204)	–	0.0
Element Solutions, Inc.*	(39,828)	(465,988)	–	0.0
International Flavors & Fragrances, Inc.	(3,692)	(484,058)	–	0.0
Mosaic Co. (The)	(20,727)	(411,224)	–	0.0
Orion Engineered Carbons SA	(23,986)	(376,580)	–	0.0
RPM International, Inc.	(722)	(51,529)	–	0.0
WR Grace & Co.	(6,376)	(429,487)	–	0.0

	(101,487)	(2,713,070)	–	0.0

Commercial Services & Supplies
Brink’s Co. (The)	(4,676)	(393,672)	–	0.0
Stericycle, Inc.*	(6,276)	(393,380)	–	0.0
US Ecology, Inc.	(6,425)	(347,014)	–	0.0

	(17,377)	(1,134,066)	–	0.0

Communications Equipment
Infinera Corp.*	(32,076)	(236,400)	–	0.0
ViaSat, Inc.*	(2,434)	(154,924)	–	0.0

	(34,510)	(391,324)	–	0.0

Construction & Engineering
Dycom Industries, Inc.*	(2,698)	(109,053)	–	0.0
Granite Construction, Inc.	(6,509)	(176,589)	–	0.0
Tutor Perini Corp.*	(36,335)	(409,132)	–	0.0
WillScot Corp.*	(26,381)	(497,282)	–	0.0

	(71,923)	(1,192,056)	–	0.0

Construction Materials
Martin Marietta Materials, Inc.	(1,496)	(394,645)	–	0.0
Summit Materials, Inc.*	(17,462)	(383,640)	–	0.0

	(18,958)	(778,285)	–	0.0

Consumer Finance
Green Dot Corp.*	(20,704)	(622,777)	–	0.0
LendingClub Corp.*	(29,842)	(349,748)	–	0.0

	(50,546)	(972,525)	–	0.0

Containers & Packaging
AptarGroup, Inc.	(3,231)	(373,213)	–	0.0
Graphic Packaging Holding Co.	(28,457)	(444,783)	–	0.0

	(31,688)	(817,996)	–	0.0

Diversified Consumer Services
Chegg, Inc.*	(11,533)	(475,506)	–	0.0
Grand Canyon Education, Inc.*	(4,786)	(374,648)	–	0.0

	(16,319)	(850,154)	–	0.0

Diversified Telecommunication Services
Iridium Communications, Inc.*	(18,910)	(483,150)	–	0.0

Electric Utilities
Eversource Energy	(5,399)	(499,084)	–	0.0

Electrical Equipment
GrafTech International Ltd.	(39,344)	(422,161)	–	0.0
Sunrun, Inc.*	(29,619)	(504,412)	–	0.0
TPI Composites, Inc.*	(25,160)	(522,070)	–	0.0
Vicor Corp.*	(10,361)	(518,568)	–	0.0

	(104,484)	(1,967,211)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Electronic Equipment, Instruments & Components
Flex Ltd.*	(41,973)	(551,945)	–	0.0
II-VI, Inc.*	(12,882)	(433,479)	–	0.0
Itron, Inc.*	(6,094)	(498,185)	–	0.0
nLight, Inc.*	(3,132)	(55,029)	–	0.0
Rogers Corp.*	(663)	(78,068)	–	0.0
Trimble, Inc.*	(10,644)	(452,583)	–	0.0

	(75,388)	(2,069,289)	–	0.0

Energy Equipment & Services
Core Laboratories NV	(3,426)	(120,355)	–	0.0
Forum Energy Technologies, Inc.*	(72,910)	(77,285)	–	0.0
Nabors Industries Ltd.	(127,611)	(264,155)	–	0.0
Oceaneering International, Inc.*	(11,692)	(145,098)	–	0.0
Oil States International, Inc.*	(1,711)	(18,444)	–	0.0
Valaris plc	(53,830)	(275,071)	–	0.0

	(271,180)	(900,408)	–	0.0

Entertainment
Netflix, Inc.*	(746)	(257,437)	–	0.0
Spotify Technology SA*	(2,892)	(408,640)	–	0.0

	(3,638)	(666,077)	–	0.0

Food & Staples Retailing
PriceSmart, Inc.	(5,762)	(352,980)	–	0.0

Food Products
Archer-Daniels-Midland Co.	(9,973)	(446,392)	–	0.0
Cal-Maine Foods, Inc.	(10,152)	(362,325)	–	0.0
Hain Celestial Group, Inc. (The)*	(14,506)	(351,190)	–	0.0
Kraft Heinz Co. (The)	(8,687)	(253,660)	–	0.0

	(43,318)	(1,413,567)	–	0.0

Gas Utilities
South Jersey Industries, Inc.	(14,762)	(454,670)	–	0.0
Southwest Gas Holdings, Inc.	(5,791)	(437,278)	–	0.0

	(20,553)	(891,948)	–	0.0

Health Care Equipment & Supplies
ABIOMED, Inc.*	(2,649)	(493,482)	–	0.0
AtriCure, Inc.*	(15,425)	(600,033)	–	0.0
Avanos Medical, Inc.*	(13,238)	(364,575)	–	0.0
Axogen, Inc.*	(25,221)	(311,732)	–	0.0
Cardiovascular Systems, Inc.*	(9,128)	(414,320)	–	0.0
Cerus Corp.*	(64,273)	(257,735)	–	0.0
CryoLife, Inc.*	(16,125)	(479,557)	–	0.0
Insulet Corp.*	(2,510)	(487,040)	–	0.0
iRhythm Technologies, Inc.*	(5,693)	(487,492)	–	0.0
Merit Medical Systems, Inc.*	(14,317)	(521,425)	–	0.0
Nevro Corp.*	(4,096)	(544,399)	–	0.0
Penumbra, Inc.*	(57)	(10,001)	–	0.0
Tactile Systems Technology, Inc.*	(6,586)	(370,067)	–	0.0
ViewRay, Inc.*	(79,316)	(247,466)	–	0.0

	(258,634)	(5,589,324)	–	0.0

Health Care Providers & Services
Brookdale Senior Living, Inc.*	(49,969)	(329,296)	–	0.0
Guardant Health, Inc.*	(1,074)	(81,667)	–	0.0
PetIQ, Inc.*	(11,774)	(350,276)	–	0.0

	(62,817)	(761,239)	–	0.0

Health Care Technology
Evolent Health, Inc.*	(38,197)	(385,026)	–	0.0
Inspire Medical Systems, Inc.*	(6,741)	(504,227)	–	0.0
Teladoc Health, Inc.*	(495)	(50,346)	–	0.0
Vocera Communications, Inc.*	(19,219)	(423,395)	–	0.0

	(64,652)	(1,362,994)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Hotels, Restaurants & Leisure
International Game Technology plc	(32,417)	(437,305)	–	0.0
Red Rock Resorts, Inc.	(5,941)	(145,614)	–	0.0
Scientific Games Corp.*	(15,207)	(377,742)	–	0.0
Shake Shack, Inc.*	(7,304)	(492,655)	–	0.0

	(60,869)	(1,453,316)	–	0.0

Household Durables
Cavco Industries, Inc.*	(2,315)	(518,606)	–	0.0
iRobot Corp.*	(5,291)	(248,942)	–	0.0
LGI Homes, Inc.*	(6,273)	(500,209)	–	0.0
Mohawk Industries, Inc.*	(3,118)	(410,578)	–	0.0
Tupperware Brands Corp.	(28,923)	(181,058)	–	0.0

	(45,920)	(1,859,393)	–	0.0

Household Products
Energizer Holdings, Inc.	(9,093)	(420,642)	–	0.0

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(6,191)	(490,699)	–	0.0

Insurance
Markel Corp.*	(104)	(121,989)	–	0.0

Interactive Media & Services
Cargurus, Inc.*	(11,261)	(401,455)	–	0.0
Eventbrite, Inc.*	(20,372)	(430,868)	–	0.0
Pinterest, Inc.*	(24,065)	(530,152)	–	0.0
Snap, Inc.*	(13,816)	(253,938)	–	0.0
TrueCar, Inc.*	(73,354)	(271,410)	–	0.0
Zillow Group, Inc.*	(11,349)	(524,437)	–	0.0

	(154,217)	(2,412,260)	–	0.0

Internet & Direct Marketing Retail
Farfetch Ltd.*	(39,101)	(477,032)	–	0.0
Wayfair, Inc.*	(2,761)	(258,706)	–	0.0

	(41,862)	(735,738)	–	0.0

IT Services
MongoDB, Inc.*	(785)	(128,669)	–	0.0
Twilio, Inc.*	(4,440)	(552,070)	–	0.0

	(5,225)	(680,739)	–	0.0

Life Sciences Tools & Services
NanoString Technologies, Inc.*	(684)	(18,584)	–	0.0

Machinery
Astec Industries, Inc.	(10,032)	(413,720)	–	0.0
Deere & Co.	(2,472)	(392,010)	–	0.0
Enerpac Tool Group Corp.	(17,033)	(393,632)	–	0.0
Evoqua Water Technologies Corp.*	(22,439)	(448,107)	–	0.0
Flowserve Corp.	(7,935)	(370,406)	–	0.0
Lindsay Corp.*	(4,608)	(460,938)	–	0.0
Proto Labs, Inc.*	(4,282)	(443,187)	–	0.0
Welbilt, Inc.*	(7,499)	(113,160)	–	0.0
Westinghouse Air Brake Technologies Corp.	(5,561)	(410,735)	–	0.0

	(81,861)	(3,445,895)	–	0.0

Marine
Kirby Corp.*	(5,330)	(390,636)	–	0.0

Media
Liberty Broadband Corp.*	(1,379)	(183,310)	–	0.0
Liberty Latin America Ltd.*	(26,380)	(444,503)	–	0.0

	(27,759)	(627,813)	–	0.0

Metals & Mining
Century Aluminum Co.*	(60,159)	(318,241)	–	0.0
Constellium SE*	(30,792)	(349,797)	–	0.0
Hecla Mining Co.	(131,892)	(399,633)	–	0.0
United States Steel Corp.	(10,082)	(91,444)	–	0.0

	(232,925)	(1,159,115)	–	0.0

Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.*	(7,182)	(380,933)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Multi-Utilities
NiSource, Inc.	(7,548)	(221,232)	–	0.0
Public Service Enterprise Group, Inc.	(7,021)	(415,643)	–	0.0
Sempra Energy	(2,899)	(465,695)	–	0.0

	(17,468)	(1,102,570)	–	0.0

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	(58,544)	(108,306)	–	0.0
Apache Corp.	(17,857)	(489,996)	–	0.0
Brigham Minerals, Inc.	(18,981)	(322,867)	–	0.0
Centennial Resource Development, Inc.*	(81,738)	(266,466)	–	0.0
Cheniere Energy, Inc.*	(6,377)	(377,773)	–	0.0
Chesapeake Energy Corp.*	(433,646)	(221,940)	–	0.0
Concho Resources, Inc.	(4,428)	(335,554)	–	0.0
Golar LNG Ltd.	(27,255)	(262,193)	–	0.0
Kosmos Energy Ltd.	(59,642)	(304,771)	–	0.0
Matador Resources Co.*	(12,166)	(178,475)	–	0.0
Noble Energy, Inc.	(16,846)	(333,045)	–	0.0
Oasis Petroleum, Inc.*	(116,111)	(261,250)	–	0.0
Parsley Energy, Inc.	(10,659)	(177,366)	–	0.0
SM Energy Co.	(33,763)	(309,944)	–	0.0
Targa Resources Corp.	(10,389)	(379,199)	–	0.0
WPX Energy, Inc.*	(25,806)	(308,382)	–	0.0

	(934,208)	(4,637,527)	–	0.0

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(16,337)	(334,582)	–	0.0
Amneal Pharmaceuticals, Inc.*	(93,610)	(420,309)	–	0.0
Catalent, Inc.*	(7,893)	(482,262)	–	0.0
Intersect ENT, Inc.*	(20,557)	(531,193)	–	0.0
MyoKardia, Inc.*	(6,141)	(417,772)	–	0.0
Reata Pharmaceuticals, Inc.*	(2,033)	(444,800)	–	0.0
Revance Therapeutics, Inc.*	(28,028)	(626,986)	–	0.0
Theravance Biopharma, Inc.*	(8,357)	(232,993)	–	0.0
WaVe Life Sciences Ltd.*	(8,998)	(63,886)	–	0.0
Zogenix, Inc.*	(10,331)	(520,373)	–	0.0

	(202,285)	(4,075,156)	–	0.0

Professional Services
CoStar Group, Inc.*	(691)	(451,216)	–	0.0
TriNet Group, Inc.*	(1,735)	(98,999)	–	0.0

	(2,426)	(550,215)	–	0.0

Road & Rail
AMERCO	(1,008)	(374,240)	–	0.0
Avis Budget Group, Inc.*	(12,621)	(413,969)	–	0.0

	(13,629)	(788,209)	–	0.0

Semiconductors & Semiconductor Equipment
Ambarella, Inc.*	(8,431)	(498,609)	–	0.0
Cohu, Inc.	(21,868)	(489,187)	–	0.0
Cree, Inc.*	(9,418)	(437,843)	–	0.0
Impinj, Inc.*	(4,267)	(137,312)	–	0.0
MACOM Technology Solutions Holdings, Inc.*	(18,271)	(519,262)	–	0.0
Photronics, Inc.*	(28,691)	(366,671)	–	0.0
Silicon Laboratories, Inc.*	(4,549)	(447,212)	–	0.0

	(95,495)	(2,896,096)	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Software
2U, Inc.*	(5,978)	(118,424)	–	0.0
Appian Corp.*	(10,584)	(540,207)	–	0.0
Autodesk, Inc.*	(2,389)	(470,275)	–	0.0
Benefitfocus, Inc.*	(10,602)	(196,137)	–	0.0
Elastic NV*	(5,528)	(358,657)	–	0.0
FireEye, Inc.*	(14,164)	(226,341)	–	0.0
New Relic, Inc.*	(2,554)	(168,589)	–	0.0
Nutanix, Inc.*	(5,512)	(178,975)	–	0.0
Pluralsight, Inc.*	(24,296)	(471,099)	–	0.0
PROS Holdings, Inc.*	(1,786)	(107,160)	–	0.0
Q2 Holdings, Inc.*	(837)	(72,978)	–	0.0
Tenable Holdings, Inc.*	(17,895)	(487,639)	–	0.0
Yext, Inc.*	(30,132)	(450,172)	–	0.0

	(132,257)	(3,846,653)	–	0.0

Specialty Retail
At Home Group, Inc.*	(49,864)	(282,230)	–	0.0
CarMax, Inc.*	(3,878)	(376,321)	–	0.0
Floor & Decor Holdings, Inc.*	(9,584)	(472,587)	–	0.0
National Vision Holdings, Inc.*	(15,971)	(544,931)	–	0.0

	(79,297)	(1,676,069)	–	0.0

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(6,063)	(66,026)	–	0.0
Pure Storage, Inc.*	(25,018)	(445,320)	–	0.0

	(31,081)	(511,346)	–	0.0

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(1,228)	(118,563)	–	0.0

Water Utilities
Aqua America, Inc.	(2,201)	(114,320)	–	0.0
California Water Service Group	(2,032)	(106,802)	–	0.0
SJW Group	(6,388)	(468,560)	–	0.0

	(10,621)	(689,682)	–	0.0

Total Short Positions of Total Return Basket Swap	(3,731,497)	(68,025,101)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	(3,619,010)	(61,823,509)	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in CAD based on the local currencies of the positions within the swaps.	3/12/2021	$4,727,854	$—	$—	$–

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Air Canada*	14,434	483,496	–	0.0

Food & Staples Retailing
Alimentation Couche-Tard, Inc.	19,934	666,224	–	0.0

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

IT Services
CGI, Inc.*	6,684	511,780	–	0.0

Metals & Mining
B2Gold Corp.	150,769	652,793	–	0.0

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	15,119	425,215	–	0.0
Gibson Energy, Inc.	23,736	476,370	–	0.0
Imperial Oil Ltd.	19,526	462,994	–	0.0
Suncor Energy, Inc.	16,302	498,274	–	0.0

	74,683	1,862,853	–	0.0

Software
Open Text Corp.	12,144	546,544	–	0.0

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	19,518	540,823	–	0.0

Total Long Positions of Total Return Basket Swap	298,166	5,264,513	–	0.0

Short Positions

Common Stocks
Metals & Mining
Franco-Nevada Corp.	(843)	(95,823)	–	0.0

Multi-Utilities
Canadian Utilities Ltd.	(14,405)	(440,836)	–	0.0

Total Short Positions of Total Return Basket Swap	(15,248)	(536,659)	–	0.0

Total of Long and Short Positions of Total Return Basket Swap	282,918	4,727,854	–	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/12/2021	$162,775	$737	$—	$737

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Insurance
Zurich Insurance Group AG	1,362	565,390	(1,214)	(0.0)(a)

Pharmaceuticals
Roche Holding AG	1,808	599,340	(1,325)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	3,170	1,164,730	(2,539)	0.0(a)

Short Positions

Common Stocks
Electrical Equipment
ABB Ltd. (Registered)	(21,402)	(498,280)	1,885	0.0(a)

Marine
Kuehne + Nagel International AG (Registered)	(2,786)	(450,278)	943	0.0(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,314)	(53,397)	448	0.0(a)

Total Short Positions of Total Return Basket Swap	(25,502)	(1,001,955)	3,276	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Total of Long and Short Positions of Total Return Basket Swap	(22,332)	162,775	737	0.0(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in JPY based on the local currencies of the positions within the swaps.	3/12/2021	$4,551,929	$(30,379)	$—	$(30,379)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Airlines
Japan Airlines Co. Ltd.	18,100	509,161	(7,838)	(0.0)(a)

Auto Components
Yokohama Rubber Co. Ltd. (The)	22,900	389,236	(9,989)	(0.0)(a)

Beverages
Asahi Group Holdings Ltd.	12,800	593,383	(7,427)	(0.0)(a)
Suntory Beverage & Food Ltd.	13,800	584,268	(7,315)	(0.0)(a)

	26,600	1,177,651	(14,742)	(0.0)(a)

Chemicals
Kureha Corp.	9,000	504,823	(10,151)	(0.0)(a)
Mitsui Chemicals, Inc.	22,300	489,736	(15,515)	(0.1)
NOF Corp.	15,800	514,325	(14,261)	(0.0)(a)
Showa Denko KK	18,500	442,384	(14,332)	(0.0)(a)
Teijin Ltd.	25,200	450,546	(8,778)	(0.0)(a)
Tokuyama Corp.	13,100	332,229	(10,761)	(0.0)(a)
Zeon Corp.	39,500	419,444	(12,175)	(0.0)(a)

	143,400	3,153,487	(85,973)	(0.1)

Construction & Engineering
Hazama Ando Corp.	57,600	471,302	(10,315)	(0.0)(a)
Kyowa Exeo Corp.	18,700	466,823	(8,637)	(0.0)(a)
Kyudenko Corp.	13,800	398,275	(8,001)	(0.0)(a)

	90,100	1,336,400	(26,953)	(0.0)(a)

Construction Materials
Taiheiyo Cement Corp.	18,600	500,617	(11,611)	(0.0)(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	89,000	557,461	(12,573)	(0.0)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	23,800	606,830	(5,221)	(0.0)(a)

Electrical Equipment
Fuji Electric Co. Ltd.	14,600	427,517	(15,785)	(0.0)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.	13,900	529,416	(13,217)	(0.0)(a)
Japan Aviation Electronics Industry Ltd.	26,500	469,764	(13,010)	(0.0)(a)

	40,400	999,180	(26,227)	(0.0)(a)

Entertainment
Capcom Co. Ltd.	20,400	577,203	(8,317)	(0.0)(a)
GungHo Online Entertainment, Inc.	23,920	435,159	(7,677)	(0.0)(a)

	44,320	1,012,362	(15,994)	(0.0)(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Health Care Equipment & Supplies
Hoya Corp.	6,200	593,374	(13,151)	(0.0)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	27,100	544,499	(12,482)	(0.0)(a)
Ship Healthcare Holdings, Inc.	11,800	529,073	(8,900)	(0.0)(a)
Suzuken Co. Ltd.	9,400	360,395	(6,999)	(0.0)(a)

	48,300	1,433,967	(28,381)	(0.0)(a)

Hotels, Restaurants & Leisure
Round One Corp.	41,800	389,396	(5,246)	(0.0)(a)
Sushiro Global Holdings Ltd.	7,100	595,817	(5,051)	(0.0)(a)

	48,900	985,213	(10,297)	(0.0)(a)

Household Durables
Sekisui House Ltd.	24,600	528,953	(7,068)	(0.0)(a)

IT Services
NET One Systems Co. Ltd.	19,200	316,563	(6,464)	(0.0)(a)
Nihon Unisys Ltd.	17,700	539,757	(9,106)	(0.0)(a)
TIS, Inc.	10,000	600,763	(7,422)	(0.0)(a)

	46,900	1,457,083	(22,992)	(0.0)(a)

Leisure Products
Bandai Namco Holdings, Inc.	9,200	534,598	(6,933)	(0.0)(a)

Machinery
Amada Holdings Co. Ltd.	39,400	410,345	(12,545)	(0.0)(a)
DMG Mori Co. Ltd.	18,000	247,956	(10,029)	(0.0)(a)
Ebara Corp.	15,600	430,279	(12,432)	(0.0)(a)
MINEBEA MITSUMI, Inc.	23,600	458,454	(17,663)	(0.0)(a)
Mitsubishi Heavy Industries Ltd.	11,600	423,138	(7,654)	(0.0)(a)
Shinmaywa Industries Ltd.*	36,500	474,310	(7,056)	(0.0)(a)

	144,700	2,444,482	(67,379)	(0.0)(a)

Media
Fuji Media Holdings, Inc.	45,000	611,847	(10,690)	(0.0)(a)

Metals & Mining
Mitsubishi Materials Corp.	18,700	470,318	(9,975)	(0.0)(a)

Paper & Forest Products
Oji Holdings Corp.	100,000	508,060	(14,297)	(0.0)(a)

Pharmaceuticals
Astellas Pharma, Inc.	36,300	641,426	(12,011)	(0.0)(a)
Kyowa Hakko Kirin Co. Ltd.	23,000	540,713	(8,205)	(0.0)(a)
Shionogi & Co. Ltd.	9,200	547,162	(10,247)	(0.0)(a)

	68,500	1,729,301	(30,463)	(0.0)(a)

Professional Services
Persol Holdings Co. Ltd.	26,100	466,621	(11,516)	(0.0)(a)

Road & Rail
Sankyu, Inc.	8,600	424,032	(6,940)	(0.0)(a)
Seino Holdings Co. Ltd.	33,400	426,925	(7,085)	(0.0)(a)

	42,000	850,957	(14,025)	(0.0)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	25,600	494,396	(16,635)	(0.0)(a)
FUJIFILM Holdings Corp.	11,300	561,209	(10,700)	(0.0)(a)

	36,900	1,055,605	(27,335)	(0.0)(a)

Trading Companies & Distributors
ITOCHU Corp.	21,500	502,261	(7,287)	(0.0)(a)
Kanamoto Co. Ltd.	20,000	492,401	(10,575)	(0.0)(a)

	41,500	994,662	(17,862)	(0.0)(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	22,600	482,908	(5,780)	(0.0)(a)

Wireless Telecommunication Services
KDDI Corp.	17,800	537,900	557	0.0(a)

Total Long Positions of Total Return Basket Swap	1,279,720	26,355,751	(530,493)	(0.1)

Short Positions

Common Stocks
Airlines
ANA Holdings, Inc.	(11,200)	(349,823)	4,095	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Auto Components
Toyo Tire Corp.	(24,900)	(311,259)	6,555	0.0(a)

Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	(19,100)	(502,729)	7,227	0.0(a)

Building Products
TOTO Ltd.	(7,300)	(296,632)	8,223	0.0(a)

Capital Markets
Japan Exchange Group, Inc.*	(24,900)	(446,244)	9,680	0.0(a)

Chemicals
JSR Corp.	(21,400)	(381,156)	11,077	0.0(a)
Kuraray Co. Ltd.	(32,000)	(384,656)	9,604	0.0(a)
Taiyo Nippon Sanso Corp.	(18,000)	(394,541)	6,972	0.0(a)

	(71,400)	(1,160,353)	27,653	0.0(a)

Construction & Engineering
JGC Holdings Corp.	(26,000)	(373,519)	9,685	0.0(a)
SHO-BOND Holdings Co. Ltd.	(9,700)	(396,022)	7,715	0.0(a)

	(35,700)	(769,541)	17,400	0.0(a)

Electric Utilities
Kyushu Electric Power Co., Inc.	(51,100)	(420,798)	3,640	0.0(a)

Electrical Equipment
Fujikura Ltd.	(83,200)	(304,945)	10,640	0.0(a)
Mabuchi Motor Co. Ltd.	(11,600)	(422,670)	11,440	0.0(a)

	(94,800)	(727,615)	22,080	0.0(a)

Electronic Equipment, Instruments & Components
Keyence Corp.	(1,400)	(470,620)	12,219	0.0(a)
Shimadzu Corp.	(14,600)	(409,748)	10,648	0.0(a)

	(16,000)	(880,368)	22,867	0.0(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(2,300)	(505,127)	4,733	0.0(a)
Kusuri no Aoki Holdings Co. Ltd.	(6,500)	(391,372)	5,749	0.0(a)

	(8,800)	(896,499)	10,482	0.0(a)

Food Products
Kikkoman Corp.	(9,100)	(440,965)	10,025	0.0(a)

Gas Utilities
Tokyo Gas Co. Ltd.	(18,300)	(402,344)	4,341	0.0(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(5,700)	(130,952)	1,875	0.0(a)
Kyoritsu Maintenance Co. Ltd.	(2,100)	(84,035)	1,434	0.0(a)
Toridoll Holdings Corp.	(19,700)	(448,580)	7,763	0.0(a)
Zensho Holdings Co. Ltd.*	(20,700)	(438,339)	5,444	0.0(a)

	(48,200)	(1,101,906)	16,516	0.0(a)

Household Durables
Sharp Corp.	(18,800)	(255,025)	9,048	0.0(a)

Internet & Direct Marketing Retail
Mercari, Inc.*	(20,400)	(355,270)	6,773	0.0(a)

IT Services
GMO Payment Gateway, Inc.	(7,000)	(450,124)	9,200	0.0(a)

Leisure Products
Sega Sammy Holdings, Inc.	(31,900)	(434,390)	6,920	0.0(a)

Machinery
Daifuku Co. Ltd.	(7,300)	(439,539)	13,868	0.0(a)
Hino Motors Ltd.	(39,900)	(373,621)	7,869	0.0(a)
IHI Corp.	(17,700)	(419,198)	10,254	0.0(a)
MISUMI Group, Inc.	(12,300)	(305,204)	9,348	0.0(a)
Nabtesco Corp.	(12,800)	(366,781)	14,780	0.0(a)
NGK Insulators Ltd.	(22,500)	(377,251)	8,357	0.0(a)
NTN Corp.	(116,600)	(308,983)	10,617	0.0(a)
Yaskawa Electric Corp.	(12,000)	(410,781)	18,364	0.1

	(241,100)	(3,001,358)	93,457	0.1

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Marine
Kawasaki Kisen Kaisha Ltd.*	(23,800)	(313,826)	12,132	0.0(a)
Nippon Yusen KK	(23,900)	(380,582)	10,712	0.0(a)

	(47,700)	(694,408)	22,844	0.0(a)

Media
CyberAgent, Inc.	(12,900)	(514,055)	11,564	0.0(a)

Metals & Mining
Hitachi Metals Ltd.	(32,200)	(494,895)	10,891	0.0(a)
JFE Holdings, Inc.	(34,300)	(406,177)	10,089	0.0(a)
Kobe Steel Ltd.	(72,800)	(332,441)	8,195	0.0(a)
Nippon Steel Corp.	(29,200)	(405,164)	8,629	0.0(a)

	(168,500)	(1,638,677)	37,804	0.0(a)

Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(46,500)	(363,029)	6,465	0.0(a)
Ryohin Keikaku Co. Ltd.	(21,000)	(351,091)	5,902	0.0(a)
Takashimaya Co. Ltd.	(37,700)	(403,101)	6,413	0.0(a)

	(105,200)	(1,117,221)	18,780	0.0(a)

Personal Products
Kose Corp.	(2,700)	(347,655)	19,389	0.0(a)

Pharmaceuticals
Sosei Group Corp.*	(21,300)	(372,231)	7,553	0.0(a)

Road & Rail
Keisei Electric Railway Co. Ltd.	(9,200)	(332,829)	4,249	0.0(a)
Nankai Electric Railway Co. Ltd.	(14,200)	(366,530)	4,999	0.0(a)
Odakyu Electric Railway Co. Ltd.	(15,300)	(339,376)	4,593	0.0(a)
Tokyu Corp.	(19,600)	(345,397)	4,076	0.0(a)

	(58,300)	(1,384,132)	17,917	0.0(a)

Semiconductors & Semiconductor Equipment
Disco Corp.	(1,900)	(437,652)	15,451	0.0(a)
Rohm Co. Ltd.	(3,500)	(251,774)	8,251	0.0(a)
SCREEN Holdings Co. Ltd.*	(6,300)	(327,213)	14,664	0.0(a)

	(11,700)	(1,016,639)	38,366	0.0(a)

Specialty Retail
Shimamura Co. Ltd.	(5,600)	(420,746)	6,147	0.0(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(18,900)	(276,359)	6,212	0.0(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(31,100)	(454,352)	8,898	0.0(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(7,900)	(364,104)	8,458	0.0(a)

Total Short Positions of Total Return Basket Swap	(1,251,800)	(21,803,822)	500,114	0.1

Total of Long and Short Positions of Total Return Basket Swap	27,920	4,551,929	(30,379)	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.18%), which is denominated in AUD based on the local currencies of the positions within the swaps.	3/12/2021	$(830,801)	$9,191	$—	$9,191

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions

Common Stocks
Metals & Mining
Evolution Mining Ltd.	171,097	431,820	6,905	0.0(a)
Fortescue Metals Group Ltd.	82,113	608,279	(17,789)	(0.0)(a)
Iluka Resources Ltd.	91,656	586,241	(10,125)	(0.0)(a)
Regis Resources Ltd.	21,666	66,416	1,152	0.0(a)
Rio Tinto Ltd.	7,247	470,246	(8,901)	(0.0)(a)

	373,779	2,163,002	(28,758)	(0.0)(a)

Oil, Gas & Consumable Fuels
Woodside Petroleum Ltd.	828	18,970	(280)	(0.0)(a)

Road & Rail
Aurizon Holdings Ltd.	118,425	424,495	(4,376)	(0.0)(a)

Total Long Positions of Total Return Basket Swap	493,032	2,606,467	(33,414)	0.0(a)

Short Positions

Common Stocks

Chemicals
Incitec Pivot Ltd.	(200,895)	(436,193)	4,899	0.0(a)
Nufarm Ltd.*	(22,353)	(81,531)	1,215	0.0(a)

	(223,248)	(517,724)	6,114	0.0(a)

Construction Materials
Adelaide Brighton Ltd.	(203,046)	(490,339)	4,406	0.0(a)

Diversified Financial Services
AMP Ltd.	(333,422)	(402,340)	4,987	0.0(a)

Food Products
Costa Group Holdings Ltd.	(142,697)	(259,712)	3,927	0.0(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(12,352)	(449,042)	4,812	0.0(a)

IT Services
NEXTDC Ltd.*	(86,594)	(433,120)	6,842	0.0(a)

Metals & Mining
Mineral Resources Ltd.	(38,549)	(433,405)	6,822	0.0(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(4,204)	(20,094)	281	0.0(a)

Transportation Infrastructure
Qube Holdings Ltd.	(189,299)	(431,492)	4,414	0.0(a)

Total Short Positions of Total Return Basket Swap	(1,233,411)	(3,437,268)	42,605	0.0(a)

Total of Long and Short Positions of Total Return Basket Swap	(740,379)	(830,801)	9,191	0.0(a)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value

1 day BBSW	0.78%
1 day CHF LIBOR	(0.78)
1 day EURIBOR	(0.45)
1 day GBP LIBOR	0.68
1 day JPY LIBOR	(0.11)
1 day USD LIBOR	1.57
1 month BBSW	0.80
1 month EURIBOR	(0.45)
1 month CHF LIBOR	(0.77)
1 month EUR LIBOR	(0.51)
1 month GBP LIBOR	0.71
1 month JPY LIBOR	(0.84)
1 month USD LIBOR	1.66
BA	1.99
BBR	0.75
CDOR	1.99

Summary of total OTC swap contracts outstanding as of January 31, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	688,657

Liabilities
OTC Total return basket swap contracts outstanding	—	(1,016,910)

Abbreviations
AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding Company
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value, as of January 31, 2020, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Airlines	$–	$424,170	$–	$424,170
Chemicals	3,244,847	672,986	–	3,917,833
Food & Staples Retailing	–	921,897	–	921,897
Hotels, Restaurants & Leisure	5,340,209	412,158	–	5,752,367
Industrial Conglomerates	–	1,795,238	–	1,795,238
IT Services	1,280,953	620,019	–	1,900,972
Leisure Products	–	507,268	–	507,268
Machinery	7,160,654	517,475	–	7,678,129
Metals & Mining	1,497,112	933,842	–	2,430,954
Professional Services	1,683,645	971,316	–	2,654,961
Real Estate Management & Development	–	4,983,490	–	4,983,490
Road & Rail	–	539,708	–	539,708
Specialty Retail	9,637,013	493,999	–	10,131,012
Other Common Stocks	98,106,848	–	–	98,106,848

Total Common Stocks	127,951,281	13,793,566	–	141,744,847

Convertible Bonds	–	22,176,211	–	22,176,211
Convertible Preferred Stocks	3,386,168	–	–	3,386,168
Preferred Stocks	329,190	–	–	329,190
Short-Term Investments
Investment Companies	156,550,306	–	–	156,550,306
Foreign Government Treasury
Bills	–	7,120,913	–	7,120,913

Total Short-Term Investments	156,550,306	7,120,913	–	163,671,219

Total Investments in Securities	$288,216,945	$43,090,690	$–	$331,307,635

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,343,884	$–	$2,343,884
Futures Contracts	4,830,009	46,775	–	4,876,784
Swaps	–	688,390	267	688,657

Total Appreciation in Other Financial Instruments	$4,830,009	$3,079,049	$267	$7,909,325

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(2,019,209)	$–	$(2,019,209)
Futures Contracts	(4,335,983)	(654,154)	–	(4,990,137)
Swaps	–	(1,016,910)	–	(1,016,910)

Total Depreciation in Other Financial Instruments	$(4,335,983)	$(3,690,273)	$–	$(8,026,256)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$101,071,910	$60,103,004	$47,036,730	$628	$385	$114,139,197	114,093,560	$445,718	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	45,730,579	7,362,541	10,682,011	—	—	42,411,109	42,411,109	160,482	—

Total	$146,802,489	$67,465,545	$57,718,741	$628	$385	$156,550,306		$606,200	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.